As filed with the Securities and Exchange Commission on March 28, 2002

                                                 File Nos. 33-83132 and 811-8718

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.______                          [ ]
                  Post-Effective Amendment No.    18                         [X]
                                               --------

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                  Amendment No.     19                                       [X]
                                ---------

                                    IPS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                        1225 Weisgarber Road, Suite S-380
                           Knoxville, Tennessee 37909
               (Address of Principal Executive Offices) (Zip Code)

                                 (865) 524-1676
              (Registrant's Telephone Numbers, Including Area Code)

                                 Gregory D'Amico
                        1225 Weisgarber Road, Suite S-380
                           Knoxville, Tennessee 37909
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Reinaldo Pascual, Esq.
                            Kilpatrick Stockton, LLP
                        1100 Peachtree Street, Suite 2800
                             Atlanta, Georgia 30309



 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

     It is proposed that this filing will become effective (check appropriate box):

[X]    immediately upon filing pursuant to paragraph (b).
[ ]    on (date) pursuant to paragraph (b).
[ ]    60 days after filing pursuant to paragraph (a)(1).
[ ]    on March 29,2002 pursuant to paragraph (a)(1).
[ ]    75 days after filing pursuant to paragraph (a)(2).
[ ]    on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                    IPS FUNDS
                            A FAMILY OF NO-LOAD FUNDS


                  TABLE OF CONTENTS
                                                           IPS MILLENNIUM FUND

Summary of Principal Investment                           IPS NEW FRONTIER FUND
   Objectives and Strategies................     2

Principal Risks of Investing in the
   Funds....................................     3

Past Performance............................     4             PROSPECTUS
Fees and Expenses of the Funds..............     6           March 28, 2002

Financial Highlights........................     7


Additional Information about the Funds'
Investment Objectives and Strategies .......     9
Valuation of Shares.........................    11             Managed By
Buying Fund Shares..........................    11
Redeeming Your Shares.......................    12         IPS ADVISORY, INC.
Additional Information about Purchases,                   1225 Weisgarber Road
Sales, and Exchanges........................    13             Suite S-380
Distribution of Fund Shares.................    13         Knoxville, TN 37909
Distributions and Federal Taxes.............    13
Management of the Fund......................    14



     The IPS Funds (the "Trust") consists of three separate funds. This Prospectus includes important information about two of these funds, the IPS Millennium Fund and the IPS New Frontier Fund (each a "Fund" and collectively the "Funds") that you should know before investing. You should read the Prospectus and keep it for future reference.



     For questions about investing in the Funds or for Shareholder Services:
                                  800.249.6927
                           Applications: Non-Ira, IRA


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


            Summary of Principal Investment Objectives and Strategies

                               IPS Millennium Fund

Investment Objectives

The Fund's primary investment objective is long-term capital growth. The Fund's secondary objective is dividend income. The Fund's investment objectives may be changed without shareholder approval.

Investment Strategy

The Fund uses a blended growth and income investment strategy. The Fund is a growth and income fund that invests primarily in domestic common stocks, balancing its investments between:


          o Pure growth stocks, such as technology and other high-growth companies; and

          o    Stocks with significant dividend yields, such as electric and gas
               utilities,   real  estate  investment   trusts,   and  banks  and
               industrial manufacturers.

The Fund may invest in companies of any size, small, medium or large, but will typically avoid very small companies (micro-caps) under approximately $250 million in market value. The Fund's investment decisions are largely based on identifying companies likely to benefit from, or contribute to, fundamental new directions in technology at any given time, and on views of value creation and the economy informed by Complex Adaptive Systems Theory ("CAS"). CAS posits that a fundamental property of matter in open thermodynamic systems is that it evolves continuously into more complex forms. Because such companies are normally more volatile than the overall stock market, dividend-paying companies in slower-growth, mature industry sectors are used to offset some of the volatility.


                              IPS New Frontier Fund

Investment Objectives

The Fund's primary objective is growth of capital. The Fund's investment objectives may be changed without shareholder approval.

Investment Strategy


The Fund uses an aggressive growth investment strategy. The Fund attempts to identify for investment primarily in domestic common stock of growth companies expected to achieve high relative performance. Management expects the largest portion of the Fund to be invested in technology, but will also consider and make investments in any sector where suitable opportunities exist. Within technology, the Fund will look first for companies with disruptive new technologies and business models. The Fund also will invest opportunistically in more traditional growth companies when management cannot find suitable investment opportunities in companies using new technology or business models.

The Fund may invest in companies of any size, small, medium or large, but will typically avoid very small companies (micro-caps) under approximately $100 million in market value. Like the Millennium Fund, the Fund's investment decisions are largely based on identifying companies likely to benefit from, or contribute to, fundamental new directions in technology at any given time, combined with Complex Adaptive Systems Theory ("CAS"). CAS posits that a fundamental property of matter in open thermodynamic systems is that it evolves continuously into more complex forms. Unlike the Millennium Fund, though, the New Frontier Fund is a "non-diversified" fund that may invest (although it does not always do so) in a relatively small number of stocks and does not normally invest in dividend-paying companies to control volatility. Because the Fund may invest in a limited number of stocks, and stocks in its portfolio do not typically pay dividends, the Fund's performance may be substantially affected by an increase or decrease in any one stock in its portfolio.


                    Principal Risks of Investing in the Funds

All investments carry risks, and investments in the Funds are no exception. You may lose money on your investment in either Fund. No investment strategy works all the time, and investors should expect that there will be extended periods when either or both Funds' investment philosophies and strategies will not be aligned with where the overall stock market, or particularly large segments of the market (i.e., large vs. small or growth vs. value companies), are going.

The principal risks of investing in either of the Funds are:

o Market Risk - Stock prices are volatile. In a declining stock market, stock prices for all companies may decline, regardless of any one particular company's own unique prospects. In a recession or in a bear market, most stock mutual funds will likely lose money, day after day, week after week, month after month, until the recession or bear market is over. Since the stock market typically enters a bear market every 3-4 years, investors should understand that the Funds' value will decline from time to time.

o Interest Rate Risk - Increases in interest rates typically lower the present value of a company's future earnings stream. Since the market price of a stock changes continuously based upon investors' collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

o Business Risk - From time to time, a particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry. For instance, some technology industry companies rely heavily on one type of technology. When this technology becomes outdated, too expensive, or is not favored in the market, companies that rely on the technology may rapidly become unprofitable. However, companies outside of the industry or those within the industry who do not rely on the technology may not be affected at all.

o Small Company Risk - Stocks of smaller companies may have more risks than those of larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.

o Market Valuation Risk - Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies' stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.

o Political Risk - Regulation or deregulation of particular industries can have a material impact on the value of companies within the affected industry. For example, during the past two years, the electric and gas utility sectors of the economy have been moving towards deregulation and open price competition. In this new environment, some companies will make a successful transition into, and prosper under deregulation, and other companies will mismanage the process and do poorly.


Because the New Frontier Fund is a pure growth fund (it does not attempt to balance its growth stock investments with dividend-paying stocks) and it may invest in a relatively small number of stocks, the Fund is more susceptible to the above risks than the Millennium Fund. In addition, the New Frontier Fund is subject to the following additional risks:


o Non-diversified Fund Risk - In general, a non-diversified fund owns fewer stocks than other mutual funds. This means that a large loss in an individual stock causes a much larger loss in the fund's value than it would in a fund that owns a larger number of companies.

o Technology Sector Risk - Technology related companies face risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than other sectors. The value of the New Frontier Fund's shares may be susceptible to factors affecting the technology areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities.

                                Past Performance

                              IPS Millennium Fund


The bar chart and table below provide an indication of the risks of investing in the Millennium Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 year and since inception compare to those of a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Millennium Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return after Taxes on Distributions and Sales of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or individual retirement account ("IRA"), this information does not apply to your investment because such accounts are only subject to taxes upon redemption.

[GRAPH]
                               IPS Millennium Fund
                        (Total return per calendar year)

        1996            24.48%

        1997            21.44%

        1998            40.31%

        1999           118.80%

        2000           -23.29%

        2001           -42.30%

                  Best Quarter:             Q4 '99   +53.67%

                  Worst Quarter:            Q3 '01   -32.31%

Average annual total return as of 12/31/01

                                                  1 Year   5 Year     Since
                                                                    Inception(1)

  Millennium Fund Before Taxes                   -42.30%   10.54%     14.41%
  Millennium Fund After Taxes on Distributions -42.30% 10.47% 14.26% Millennium Fund After Taxes on Distributions
           and Sale of Fund Shares               -25.76%    8.73%     12.22%
  S&P 500(2)                                     -11.91%   10.68%     15.90%
  Value Line Arithmetic(3)                        10.88%   12.81%     15.58%


1 The Millennium Fund commenced operations on January 3, 1995. The returns for the two indexes in this column have been calculated since the Fund's inception date.

2 The S&P 500 is a widely recognized, capitalization-weighted, unmanaged index of 500 large U.S. companies chosen for market size, liquidity and industry group representation.

3 The Value Line Arithmetic ("VLA") is an arithmetically averaged index of approximately 1,700 U.S. stocks of all different sizes that is more broadly based than the S&P 500. The Fund's advisor believes that an equally-weighted index like the VLA that includes large, mid and small-capitalization stocks is more appropriate as a performance proxy for its investment strategy than is a narrower, large company, capitalization-weighted index such as the S&P 500 and other similarly-calculated popular stock market indexes.


                                Past Performance

                              IPS New Frontier Fund



The bar chart and table below provide an indication of the risks of investing in the New Frontier Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare to those of a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The New Frontier Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return after Taxes on Distributions and Sales of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or individual retirement account ("IRA"), this information does not apply to your investment because such accounts are only subject to taxes upon redemption.

[GRAPH]
                                IPS New Frontier
                        (Total return per calendar year)


        1999           187.43%

        2000           -56.28%

        2001           -51.57%


                  Best Quarter:             Q4 `99            + 98.24%

                  Worst Quarter:            Q4 `00            -  47.84%



Average annual total return as of 12/31/01

                                                      1 Year       Since
                                                                  Inception(1)

 New Frontier Fund Before Taxes                       - 51.57%     -9.16%
 New Frontier Fund After Taxes on Distributions       -51.57%      -9.28%
 New Frontier Fund After Taxes on Distributions
          and Sale of Fund  Shares                    -31.41%      -6.89%
 S&P 500(2)                                          - 11.91%       1.98%
 Value Line Arithmetic(3)                              10.88%      10.28%



--------

1 The New Frontier Fund commenced operations on August 3, 1998. The returns for the two indexes in this column have been calculated since the Fund's inception date.

2 The S&P 500 is a widely recognized, capitalization-weighted, unmanaged index of 500 large U.S. companies chosen for market size, liquidity and industry group representation.

3 The Value Line Arithmetic ("VLA") is an arithmetically averaged index of approximately 1,700 U.S. stocks of all different sizes that is more broadly based than the S&P 500. The Fund's advisor believes that an equally-weighted index like the VLA that includes large, mid and small-capitalization stocks is more appropriate as a performance proxy for its investment strategy than is a narrower, large company, capitalization-weighted index such as the S&P 500 and other similarly-calculated popular stock market indexes.



                         Fees and Expenses of the Funds


We designed this table to help you understand the costs to shareholders in the Fund. We based the expense information on expenses from the last fiscal year for each Fund. Actual expenses may be different from those shown. This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


Shareholder Transaction Expenses
(Fees paid directly from your investment)



                                                Millennium Fund          New Frontier Fund
Maximum sales load on purchases...............        None                      None
Maximum sales load on reinvested dividends....        None                      None
Deferred sales load...........................        None                      None
Redemption fees...............................        None(1)                   None(1)
Exchange fees.................................        None                      None


Annual Fund Operating Expenses
(Expenses that are deducted from assets)


                                                Millennium Fund          New Frontier Fund

Management fees...............................       1.19%(2)                  1.40%(2)
12b-1 expenses................................       None                      None
Other expenses................................       None                      None
Total Fund operating expenses.................       1.19%(2)                  1.40%(2)

1    The Fund's custodian charges a $15 fee per wire redemption.


2 The Fund's total operating expenses equal the management fees paid to the Advisor because the Advisor pays all of the Fund operating expenses.

Example


This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in either of the Funds for the periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest your dividends and distributions, and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                       1 year    3 years     5 years    10 years
                       ------    -------     -------    --------

Millennium Fund         $121      $378        $654       $1,443
New Frontier Fund       $143      $443        $766       $1,680


The Funds are part of a no-load fund family, so you do not pay any sales charge or commission when you buy or sell shares. If you buy or sell shares through a broker, you may be charged a fee by the broker, but not by us. Also, neither Fund has a 12b-1 Plan. Unlike most other mutual funds, you do not pay additional fees for transfer agency, pricing, custodial, auditing or legal services. You also don't pay any additional general administrative or other operating expenses. Instead, the Advisor for each Fund pays out of its management fees all of the expenses of the Fund except brokerage, taxes, interest and extraordinary expenses.

                              Financial Highlights


IPS Millennium Fund. The financial highlights table is intended to help you understand the Millennium Fund's financial performance since the Fund began operations January 3, 1995. The financial highlights describe the Fund's performance for the fiscal periods shown. "Total return" shows how much your investment in the Fund earned (or lost) during each period, assuming you had reinvested all dividends and capital gains distributions. The information for the fiscal years ended November 30, 2001, 2000 and 1999 have been audited by McCurdy & Associates CPA's, Inc., whose report along with the Fund's financial statements are included in the Fund's annual report, a copy of which is available without charge from the Fund. Information for the fiscal years ended November 30, 1998 and 1997 were audited by other independent accountants .

                               IPS Millennium Fund
                              Financial Highlights

Selected per share data is based on a share of outstanding common stock outstanding throughout each period.



                                                 For the Years Ended November 30,
                                                 -------------------------------

                                                    2001          2000         1999       1998      1997
                                                    ----          ----         ----       ----      ----

PER SHARE DATA:

Net asset value, beginning of period             $49.29         $55.93       $27.53     $22.31    $18.86


INCOME FROM INVESTMENT OPERATIONS

Net investment income (loss)                      (0.10)(1)       0.04        (0.03)      0.04     (0.05)
Net realized and unrealized gain (loss) on
investments                                      (19.72)        (6.30)        28.45      5.18      3.58
                                                   -----          -----        -----     -----      -----

TOTAL INCOME (LOSS) FROM INVESTMENT

OPERATIONS                                        (19.82)        (6.26)        28.42      5.22      3.53
                                                  -------        ------        -----      ----      ----


LESS DISTRIBUTIONS:

Dividends from net investment income               (0.04)        (0.00)       (0.02)     (0.00)    (0.00)
Dividends from net realized gains on investments   (0.00)        (0.38)       (0.00)     (0.00)    (0.08)
                                                   -----          -----        -----     -----      -----
Total dividends and distributions                  (0.04)        (0.38)       (0.02)     (0.00)    (0.08)
                                                   -----          -----        -----     -----      -----

Net asset value, end of period                     $29.43        $49.29       $55.93     $27.53    $22.31
                                                   ======        ======       ======     ======    ======
Total return                                      (40.25)%      (11.36)%      103.23%    23.40%    18.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000's)                 $184,467      $409,247     $132,331   $24,501    $11,684
Ratio of net operating expenses to average net
assets                                             1.19%          1.11%        1.39%     1.40%      1.40%
Ratio of net operating expenses to average net
assets before                                      1.19%          1.11%        1.39%     1.42%      1.43%

   reimbursement

Ratio of net investment income (loss) to average
net assets                                        (0.23)%         0.08%       (0.07)%    0.17%     (0.23)%
Ratio of net investment income (loss) to average
net assets                                        (0.23)%         0.08%       (0.07)%    0.19%     (0.19)%

   before reimbursement


Portfolio turnover rate                           115.45%        27.88%       51.74%     87.99%    33.17%


(1) Net investment income per share is calculated using ending balances prior to consideration of permanent book and tax differences.



IPS New Frontier Fund. The financial highlights table is intended to help you understand the New Frontier Fund's financial performance since the Fund began operations August 3, 1998. The financial highlights describe the Fund's performance for the fiscal periods shown. "Total return" shows how much your investment in the Fund earned (or lost) during each period, assuming you had reinvested all dividends and capital gains distributions. The information for the fiscal year ended November 30, 2001, 2000 and 1999 have been audited by McCurdy & Associates CPA's, Inc., whose report along with the Fund's financial statements are included in the Fund's annual report, a copy of which is available without charge from the Fund. Information for the period ended November 30, 1998 was audited by other independent accountants.


                              IPS New Frontier Fund
                              Financial Highlights


Selected per share data is based on a share of common stock outstanding throughout each period.


                                                                                                 August 3, 1998
                                                                                                    through
                                                           For the Years Ended November 30,   November 30, 1998 (1)
                                              ------------ --------------------------------   ---------------------
                                                   2001         2000          1999
                                                   ----         ----          ----

PER SHARE DATA:

Net asset value,  beginning of period           $17.04       $29.39        $12.60                $12.00


INCOME FROM INVESTMENT OPERATIONS

Net investment income (loss)                     (0.11)(2)    (0.25)(2)     (0.03)                  0.03


Net realized and unrealized gain (loss) on

   investments                                   (8.48)      (11.36)         16.84                  0.57
                                                -------      -------        ------                ------

TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS   (8.59)      (11.61)         16.81                  0.60
                                                 ------      -------         -----                  ----

LESS DISTRIBUTIONS:

Dividends from net investment income             (0.00)       (0.00)        (0.02)                (0.00)
Distributions from net realized gains            (0.00)       (0.74)        (0.00)                (0.00)
                                                 ------       ------        ------                ------
Total dividends and distributions                (0.00)       (0.74)        (0.02)                  0.00
                                                 ------       ------        ------                ------

Net asset value, end of period                    $8.45       $17.04        $29.39                $12.60
                                                =======      =======      ========              ========
Total return                                   (50.41)%     (40.92)%       133.37%              5.00%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000's)                $6,230      $11,077        $5,697                  $606
Ratio of net operating expenses to average net    1.40%        1.40%         1.40%              1.40%(4)

   assets

Ratio of net investment income (loss) to        (1.00)%      (0.92)%       (0.13)%                0.27%(4)
   average net assets
Portfolio turnover rate                         187.61%       78.61%       217.50%                15.48%



(1)  Commencement of operations.

(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(3)  Not annualized.

(4)  Annualized.

  Additional Information about the Funds' Investment Objectives and Strategies

                               IPS Millennium Fund
Investment Objectives

The primary investment objective of the Millennium Fund is long-term growth of capital. Its secondary objective is dividend income. The Fund's investment objectives may be changed without shareholder approval.

Investment Strategy


The Fund uses a blended growth and income strategy. The Fund seeks to achieve growth using primarily U.S. stocks, and by balancing investment in pure growth stocks such as technology and other high-growth companies, with stocks that pay high dividends, such as electric and gas utilities, real estate investment trust, banks and industrial manufacturers. You can think of this as a "Barbell Strategy." On one end of the barbell are high-growth companies with no dividends, and on the other end are low-growth companies with high dividends. In between is a small amount of Fund assets invested in moderate growth, moderate dividend companies. The amounts invested in the ends of the barbell are constantly adjusted to achieve the Fund's risk-adjusted investment objectives. Pure high-growth stocks can be more volatile than the overall market. We use high dividend companies to reduce that volatility, not to generate income for shareholders. Thus, the Fund is not a pure growth fund, but pursues a blended strategy of growth and income stocks.

To choose stocks for the Fund, we try to identify companies likely to benefit from, or contribute to, fundamental new directions in technology and new business models at any given time. We determine technological directions based on our review of research materials, including but not limited to, historical treatises, scientific literature, industry, government and academic white papers, industry and sector analyses and research reports, individual company analyses and research reports, news analysts, daily and monthly financial press and other sources. We then invest in companies we believe have the best chance of benefiting from these changes to add long-term value for shareholders. In making our determinations, we attempt to identify companies with a high rate of sales and earnings growth that are creating value more rapidly than their competitors or the overall economy. We will not attempt to time the stock market, and expect to remain fully invested during all normal up and down market cycles.

In making our decisions, we typically consider a number of financial, operating and valuation ratios as an indicator of the company's comparative management effectiveness, as well as the valuation of the company's stock. We also view the economy and stock markets as Complex Adaptive Systems, in order to have a better understanding of how value is created. The Fund may buy companies of any size, but the Advisor normally avoids very small companies (micro-caps) under approximately $250 million in market value. The Fund will invest most of its assets in equity securities, and the remainder in money market securities.


Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual crisis, the Fund may hold up to 100% of its portfolio in money market and U.S. Government securities. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

--------------------------------------------------------------------------------
"Portfolio Turnover" is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.
--------------------------------------------------------------------------------


Portfolio Turnover. Although the Fund's strategy emphasizes longer-term investments that typically result in Portfolio Turnover less than 75%, the Fund may, from time to time, have a higher Portfolio Turnover when the Adviser's implementation of the Fund's investment strategy or a temporary defensive position results in frequent trading. Since each trade by the Fund costs the Fund a brokerage commission, high Portfolio Turnover may have a significant adverse impact on the Fund's performance. In addition, because sales of securities in the Fund's portfolio may result in taxable gain or loss, high Portfolio Turnover may result in significant tax consequences for shareholders.

                              IPS New Frontier Fund
Investment Objective

The New Frontier Fund's investment objective is growth of capital. The Fund's investment objective may be changed without shareholder approval.

Investment Strategy


The Fund's strategy is aggressive growth of capital using an approach designed to focus on disruptive new technologies and business models in order to achieve high relative performance. We determine technological directions based on our review of research materials, including but not limited to, historical treatises, scientific literature, industry, government and academic white papers, industry and sector analyses and research reports, individual company analyses and research reports, news analysts, daily and monthly financial press and other sources. We will then identify companies we believe have the best chance of benefiting from these changes to add long-term value for shareholders. These companies should have a high rate of sales and earnings growth, and be able to create value more rapidly than their competitors or the overall economy.

The Fund will buy stocks of primarily U.S. companies, the largest portion of which are expected to be in technology, especially in companies with disruptive new technologies and business models. It will also opportunistically pursue investment in any sector that offers high relative returns, whether temporary or long-term, whenever management cannot find suitable investment opportunities in new technologies.


--------------------------------------------------------------------------------
What is a non-diversified fund?

Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).
--------------------------------------------------------------------------------

Unlike the Millennium Fund, the New Frontier Fund is a non-diversified fund. This means we can hold larger positions in one individual company and own fewer stocks than most mutual funds in our portfolio. Thus, diversification may, at times, not be as high as it is in most mutual funds, due to concentration among a smaller number of securities, each making up a larger portion of the fund's portfolio of investments.


We do not attempt to time the stock market, and expect to remain fully invested during all normal times, including all normal up and down market cycles. The Fund may buy stocks of any size company, although we normally will avoid very small companies (micro-caps) under approximately $100 million in market value. The Fund will invest most of its assets in equity securities, and the remainder in money market securities.


Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual crisis, the Fund may hold up to 100% of its portfolio in money market and U.S. Government securities. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Portfolio Turnover. The Fund typically holds investments in its portfolio only until those investments reach what the Fund believes is a fair valuation level. This strategy results in high Portfolio Turnover, typically between 125-150%.
Since each trade by the Fund costs the Fund a brokerage commission, high Portfolio Turnover may have a significant adverse impact on the Fund's performance. In addition, because each sale of securities in the Fund's portfolio may result in taxable gain or loss, high Portfolio Turnover may result in significant tax consequences for shareholders.


                               Valuation of Shares


The Funds' share prices are determined based upon net asset value (NAV). The Funds calculate NAV at approximately 4:00 p.m., Eastern Standard Time, each day that the New York Stock Exchange is open for trading. Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests. The NAV per share of each Fund is determined by dividing the total value of the applicable Fund's investments and other assets less any liabilities by its number of outstanding shares.


Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by the Trust's Board of Trustees. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees. Securities with maturities of sixty (60) days or less are valued at amortized cost.


                               Buying Fund Shares

To invest, you may purchase shares directly from each Fund by sending your check in the amount of your investment, made out to the appropriate Fund, to:

                                    IPS Funds

                       c/o U.S. Bancorp Fund Services, LLC

                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

To purchase shares by overnight or express mail, please use the following street address:

                                    IPS Funds

                       c/o U.S. Bancorp Fund Services, LLC

                      615 East Michigan Street, Third Floor
                               Milwaukee, WI 53202

You may also invest in either Fund through any broker-dealer authorized by the Fund to accept on its behalf purchase and redemption orders, rather than investing directly. These authorized broker-dealers are also authorized to designate intermediaries to accept such orders. Since a broker-dealer may charge you fees for purchasing or redeeming shares other than those described in this Prospectus, ask your broker-dealer about his or her fees before investing.

For direct purchases, your order will be priced at the next NAV after your order is received in good order. For purchases of shares through a broker, orders are deemed to have been received by the Fund when the order is received in good order by the broker, and are executed at the next determined NAV after such receipt by the broker or the broker's authorized designee.


Your investment must meet the minimum investment requirements in the chart below. All investments must be in U.S. dollars. Third-party checks cannot be accepted. Your bank may also wire money to the custodian. Please call
800.249.6927 for wiring instructions.





Traditional IRA*:
Assets grow tax-deferred and contributions may be deductible. Withdrawals and distributions are taxable in the year made.

Spousal IRA:
An IRA in the name of a non-working spouse by a working spouse.

Roth IRA:
An IRA with tax free growth of assets and distributions, if certain conditions are met. Contributions are not deductible.

Coverdell Education Savings Accounts:
An IRA with tax-free growth of assets and distributions, if used to pay qualified educational expenses. Contributions are not deductible.


---------------------------------------------------------
                  Minimum Investments

                           Initial          Additional
                           -------          ----------

Regular Accounts            $2,500             $100

Automatic investment

plans (regular or IRA)        $100             $100

IRAs (Spousal, Roth,
all but Coverdell Education
Savings Accounts )          $1,000             $100

Coverdell Education
Savings Accounts              $500              N/A
---------------------------------------------------------


* IRA stands for "Individual Retirement Account." IRAs are special types of accounts that offer different tax advantages. You should consult your tax professional to help decide which is right for you.


                              Redeeming Your Shares


To redeem your shares, send a letter of instruction to the transfer agent with your name, account number and the amount you wish to redeem. Mail the redemption request to:


                                    IPS Funds

                       c/o U.S. Bancorp Fund Services, LLC

                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

We will buy back (redeem), without charge, your shares at the current NAV on the day we receive a your request for redemption in good order. If you request sales proceeds via wire redemption, we will charge your account $15.

--------------------------------------------------------------------------------
A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.
--------------------------------------------------------------------------------

A signature guarantee is required for any withdrawal which is over $50,000, or which is mailed to an address or person that is not the address or person of record.

If you invested in one of the Funds through a broker-dealer authorized to accept purchase orders on the Fund's behalf, then you will need to contact the broker-dealer or its authorized designee to redeem your shares. For redemptions of shares through a broker-dealer, orders are deemed to have been received by the Fund when the order is received in good order by the broker-dealer or the broker-dealer's authorized designee, and are executed at the next determined NAV after such receipt. Since a broker-dealer may charge you fees for purchasing or redeeming shares other than those described in this Prospectus, ask your broker-dealer about his or her fees before investing.

Each of the Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) a Fund might pay all or part of a shareholders redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).

          Additional Information about Purchases, Sales, and Exchanges

Small Accounts. Due to the high costs of maintaining small accounts, either Fund may ask that you increase your Fund balance if your account with the Fund falls below $2,000. If the account remains under $2,000 after 30 days, the Fund may close your account and send you the proceeds.


Exchanges. Each Fund permits you to exchange your Fund's shares for shares in the other Fund, without charge, if the fund being acquired offers its shares for sale in your state. The Funds' exchange opportunities include one-time exchanges as well as automatic periodic exchanges. Exchange requests should be sent in writing to the transfer agent, signed by each registered owner (signature guarantees are necessary for any exchange of over $50,000). If the exchange request satisfies the requirements for a redemption, the exchange will be based on the NAVs of the shares involved, determined at the end of the day on which the request is received. Before requesting an exchange, you should review a current Prospectus for the new fund you will acquire to be sure you fully understand the investment objectives and portfolio of the new fund.


Systematic Withdrawals. If your account's value is more than $10,000, you may be eligible for our Systematic Withdrawal Program that allows you to withdraw a fixed amount from your account each month or calendar quarter. Each withdrawal must be $250 or more, and you should note that a withdrawal involves a redemption of shares that may result in a gain or loss for federal income tax purposes. Please contact us for more information about the Systematic Withdrawal Program


Telephone Purchases by Securities Firms. Brokerage firms that are NASD members may telephone the transfer agent at 800.249.6927 and buy shares for investors who have investments in either Fund through the brokerage firm's account with the applicable Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Funds, the underwriter nor the transfer agent shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Funds and their agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the transfer agent or a Fund fails to follow these established procedures, they may be liable. Each Fund may modify or terminate these telephone privileges at any time.


Miscellaneous.  Each Fund reserves the right to:

*    refuse to accept any request to purchase shares of the Fund for any reason;

* delay any redemption or exchange request involving recently purchased shares for up to seven days until the check for the recently purchased shares has cleared;

* change or discontinue its exchange privileges, or temporarily suspend these privileges during unusual market conditions;

* delay mailing redemption proceeds for up to seven days (most redemption proceeds are mailed within three days after receipt of a request); or

* process any redemption request that exceeds $250,000 or 1% of the Fund's assets (whichever is less) by paying the redemption proceeds in portfolio securities rather than cash (typically referred to as "redemption in kind").


                           Distribution of Fund Shares

Distributor. Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Funds. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

                         Distributions and Federal Taxes

Each Fund distributes all of its net investment income and substantially all of their capital gains at least annually. Unless you instruct us otherwise, your distributions will be reinvested automatically in additional shares (or fractions thereof) of the applicable Fund.

Distributions to shareholders are taxable to most investors (unless your investment is an IRA or other tax advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash.


The table to the right can provide a guide for your potential tax liability when selling or exchanging fund shares.



"Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares held for more than 12 months.


--------------------------------------------------------------------------------
                            Taxability of Distributions


                              Tax rate for               Tax rate for
 Type of distribution         15% bracket                27% bracket or above
 --------------------         -----------                --------------------


 Income dividends             Ordinary Income Rate       Ordinary Income Rate


 Short-term capital gains     Ordinary Income Rate       Ordinary Income Rate

 Long-term capital gains      10%                        20%

 Qualified 5 year capital     8%                         10%
 gains

----------------------------- -------------------------- -----------------------

An exchange of one Fund's shares for the other Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax. Because everyone's tax situation is unique, be sure to consult your tax adviser about federal, state and local tax consequences.



                             Management of the Fund


IPS Advisory, Inc. serves as the Advisor who manages the investments, business affairs, and provides investment research for each Fund. The Advisor also furnishes advice and recommendations to each Fund regarding securities to be purchased and sold, and manages the investments of the Funds, subject to the oversight of the Trust's Board of Trustees. The Advisor's principal office is located at 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909.

Each Fund pays the Advisor a monthly fee based on the following schedule:

           Annualized Percentage of
           Average Daily Net Assets                Asset Level
           ------------------------                -----------
                     1.40%                      0 - $100,000,000
                     1.15%                  $100,000,001-$250,000,000
                     0.90%                        $250,000,001+


The Advisor is managed by Greg D'Amico, President, and Robert Loest, Ph.D., CFA, Chief Executive Officer. Mr. D'Amico and Mr. Loest both have extensive experience in equities analysis, having managed investment portfolios for individual clients, including corporations and retirement plans, on a full time basis since 1986. They have managed the Funds' portfolios since their inception. The total assets, of the Advisor, under management are $196 million.


IPS FUNDS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

Also, a Statement of Additional Information about the Funds has been filed with the Securities and Exchange Commission. This Statement (which is incorporated in its entirety by reference in this Prospectus) contains detailed information about the Funds.


The Funds' annual and semi-annual reports and the Funds' Statement of Additional Information are available without charge upon written request to:

                                    IPS Funds
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701


You can also review or obtain copies of these reports by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. or by sending your request and a duplicating fee to the Public Reference Room Section of the Commission, Washington, DC 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-942-8090 or by sending a message via E-mail to www.publicinfo@sec.gov.


Reports and other information about the Funds can also be viewed online on the Commission's Internet site at http://www.sec.gov.

IPS Funds Investment Act File Number:
811-08718


INVESTMENT ADVISOR:
IPS Advisory, Inc.
1225 Weisgarber Road
Suite S-380
Knoxville, TN  37909
865.524.1676
800.232.9142


BOARD OF TRUSTEES:
Greg D'Amico, President
Robert Loest, CFA
Woodrow Henderson, J.D.
Veenita Bisaria, CFA
Bill Stegall, Jr.


CUSTODIAN:
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH  45202

TRANSFER AGENT, FUND ACCOUNTANT,
AND FUND ADMINISTRATOR:
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-701

INDEPENDENT ACCOUNTANT:
McCurdy & Associates CPA's, Inc.
27955 Clemens Road
Westlake, OH  44145



LEGAL COUNSEL:
Kilpatrick Stockton LLP
1100 Peachtree Street
Atlanta, GA  30309


                                   IPS FUNDS
                            A FAMILY OF NO-LOAD FUNDS


                  TABLE OF CONTENTS
                                                               IPS iFUND

Summary of Principal Investment
   Objectives and Strategies................     1

Principal Risks of Investing in the

   Fund.....................................     2            PROSPECTUS
Past Performance............................     4          March 28, 2002
Fees and Expenses of the Fund...............     5
Financial Highlights........................     6
Additional Information about the Fund's
Investment Objectives and Strategies .......     7
Valuation of Shares.........................     7
Buying Fund Shares..........................     9        IPS ADVISORY, INC.
Redeeming Your Shares.......................     10      1225 Weisgarber Road.
Additional Information about Purchases,                       Suite S-380
Sales, and Exchanges........................     11       Knoxville, TN 37909
Distributions...............................     11
Federal Taxes...............................     11
Management of the Fund......................     12


     The IPS Funds (the "Trust") consists of three separate mutual funds. This Prospectus includes important information you should know before investing in one of these funds, the IPS iFund (the "Fund"). You should read the Prospectus and keep it for future reference.



     For questions about investing in the Fund or for Shareholder Services:
                                  800.249.6927
                           Applications: Non-Ira, IRA

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


            Summary of Principal Investment Objectives and Strategies

Investment Objective

The Fund's investment objective is long-term growth of capital. The objective may be changed without Shareholder approval.

Investment Strategy


The Fund intends to accomplish its objective by investing in companies that are expected to achieve very rapid growth in sales and/or earnings per share during each of the next three years. Very rapid growth is roughly defined as long-term (i.e., three - five years) average growth rates of 15 percent or more as defined by any major financial statistical organization (e.g., First Call, Consensus Estimates, S&P 500, etc.). Alternatively, if a company has no meaningful growth estimates because it has recently become public, its stock may be considered if it appears the company possesses intellectual or other assets that may be leveraged into a significant competitive advantage. It is believed that for the foreseeable future the great majority of companies eligible for consideration will be in the broad field of technology, including information technology and power technology.


     Given the primary growth objectives, it is expected that nominated companies will meet one or more of the following criteria:

     1.   Possess technologies that are disruptive and new.
     2. Possess technologies that are disruptive and capable of displacing traditional technologies.
     3. Have a new business and/or business model with expected high growth rates benefiting from a disruptive technology.
     4.   Be a beneficiary of governmental deregulation.
     5. Appear to be able to meet the growth requirements for inclusion in the fund because of any other long term, sustainable reason.

The Fund will invest only in stocks (including foreign stocks) that are listed on the New York or American Stock Exchange ("Exchange-listed stocks") or quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market System. However, stocks purchased must have a market price of at least $10 per share and a market capitalization of at least $250 million.


The Role of Shareholders. Unlike conventional mutual funds, the Fund's investments will not be selected by a professional investment adviser. Instead, the Fund's investments will be determined by its Shareholders. The Shareholders will use the Fund's Internet Web-based application on the IPS iFund's Web site, www.ipsifund.com (the "iFund's Web Page"), to nominate and vote for stocks to be purchased and sold by the Fund.


Because of the interactive nature of the Fund and the Shareholders' role in directing the Fund's investments, the Fund is only appropriate for Shareholders that meet the following criteria:

o    have a computer with access to the Internet;

o    have experience using Web-based applications;

o    will regularly monitor the Fund's holdings and cash position;

o will participate in the process of researching and nominating potential investments for the Fund; and

o    will vote on stocks nominated for purchase or sale by the Fund.

Only investors who represent to the Fund that they meet the foregoing criteria will be permitted to invest in the Fund.

The Role of the Investment Advisor. The Fund's investment advisor, IPS Advisory, Inc. (the "Advisor"), will carry out the investment decisions of the Shareholders. The Adviser's responsibilities will include ensuring that the Fund's stock transactions (as directed by the Shareholders) comply with applicable regulatory constraints and can be practicably carried out in light of the Fund's cash position and portfolio holdings. The Advisor will also assist Shareholders to follow the Fund's investment objectives and strategies in their decision-making.


The Advisor will also provide support services to the Shareholders. These services will include the maintenance of the Fund's Web Site on the Advisor's Web Site. To help investors in their decision-making, the Advisor will provide brokerage research and post the Fund's holdings on a real time basis on the Fund's Web Site, to the extent practicable. In addition, the Advisor will regularly communicate with Shareholders through the Web Site, and support Shareholder discussion through a chatroom and message board.


                    Principal Risks of Investing in the Fund

The Fund is a new and untested concept. Accordingly, the Fund is also only appropriate for Shareholders who can tolerate significant fluctuations in the value of their investment and who are willing to undertake the risk of an investment dependent on the collective action of Shareholders rather than the decisions of a professional investment advisor.

All investments carry risks, and the Fund is no exception. You may lose money on your investment. No investment strategy works all the time, and investors should expect that there will be extended periods when the Fund's objectives and strategies will not be aligned with where the overall stock market, or particularly large segments of the market (i.e., large vs. small or growth vs. value companies), are going.

Some of the principal risks of investing in the Fund are:

o Market Risk - Stock prices are volatile. In a declining stock market, stock prices for all companies may decline, regardless of any one company's own unique prospects. In a recession or bear market, most stock mutual funds will likely lose money, day after day, week after week, month after month, until the recession or bear market is over. Since the stock market typically enters a bear market every 3-4 years, investors should understand that the Fund's value may decline from time to time.
o Market Valuation Risk - Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies' stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative. The Fund will invest in these companies, many of which are technology companies.
o    New Issuer  Risk - The Fund may invest in the common  stocks of  relatively new companies, which are making initial public offerings or are in operation for less than three years. These stocks are generally more risky than the stocks of established companies. New companies have a higher failure rate. They may lack the resources and funds necessary to grow and establish themselves in the marketplace. These companies may also focus on products or services with no established markets, and they may fail to establish a market for their products or services.
o Small Company Risk - Stocks of smaller companies may have more risks than those of larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.
o Non-diversified Fund Risk - In general, a non-diversified fund may own fewer stocks than other mutual funds. This means that a large loss in an individual stock may cause a much larger loss in a non-diversified fund's value than it would in other funds. The Advisor may encourage the Shareholders to diversify the Fund's holdings, but the Fund is classified as "non-diversified" to enable it to concentrate its assets in a narrower group of stocks than a diversified fund if the Shareholders direct it to do so.


In addition, because the Fund will be managed by its Shareholders, it presents the following additional principal risks, not found in other "conventional" funds with a similar investment objective and strategy. These risks could be substantial, but the levels of these risks are unknown because the IPS iFund represents a new interactive mutual fund concept.


o Investment Decision-making Risks - The stocks bought or sold for the Fund will be determined by the Shareholders, not the Advisor. Thus, non-professionals will be doing the stock picking. If they exercise poor judgment, Shareholders could lose money. The Fund is predicated on the idea that a large number of Fund Shareholders, in the aggregate, possess more information than does an individual Investment Manager. If this is not the case, Shareholders may direct the Advisor to make poor investment decisions.

o Financial Information Risk - A mutual fund manager has many sources of information available to him or her. In the past that information was not available to individual investors. The Fund is predicated on the assumption that the Internet is making financial information much cheaper and more widely available than it has ever been in the past, and that the Advisor will be able to make financial research available to Shareholders on a secure Web site. If the Shareholders do not have sufficient information to make informed investment decisions, the Fund's performance may suffer. While the Advisor will attempt to provide information on as many stocks as possible, it may not provide information on all stocks meeting the Fund's investment objective and strategy. The Shareholders will have the responsibility to conduct independent research.

o Shareholder Participation Risk - In order for the concept behind the Fund to work, there must be frequent participation in the nomination and voting process by a large number of Shareholders. If Shareholder participation is lower than anticipated, the Fund's stock selection process may have to be run by the Advisor, and the Fund may never fulfill its potential.

o Voting Structure Risk - The Shareholder voting process may be too slow or cumbersome to allow the Fund to be managed properly. While an individual mutual fund manager can respond quickly to changes in fund holdings and market conditions, the Fund's voting structure may make it difficult for the Fund to add or sell stocks when it is most desirable to do so.

o Systems Risks - An interruption of transmissions over the Internet or a problem with the Advisor's Web Site or the Fund's Web Page could adversely affect Shareholders' ability to manage the Fund or obtain information to assist with investment decisions. If the computer systems fail, the Advisor would manage the Fund until the systems become operational and investors can resume their input.

o Price Fluctuation Risk - There is a risk that share prices may fluctuate significantly between the time Shareholders vote for the purchase or sale of a stock and the time the transaction is actually consummated. This risk will exist, even though the Advisor will execute transactions as soon as practicable after a shareholder vote.

o Front Running Risk - Shareholders will be able to view, on a real time basis, the voting process when stocks are nominated for purchase or sale by the Fund. There is a danger that some shareholders will use that information to trade ahead of the Fund, to their benefit and to the Fund's detriment. This practice is commonly referred to as "front running" and may be a serious violation of the federal securities laws. If there is front running, the Fund may have to pay more to purchase stocks or it may have to sell stocks at a lower price. Although the Fund is under no legal obligation or duty to do so, it reserves the right in its discretion, to report any perceived violations to the Enforcement Division of the SEC, and the Advisor will fully cooperate with law enforcement officials if Shareholders are suspected to be front running the Fund.

o New Concept Risk - The Fund is a new and untested concept, which depends on a large number of active, interconnected investors to function. The number of investors required is unknown and may not be attained. If this turns out to be the case, the Fund may have poor results and could lose money.

o Objectives/Strategies Implementation Risk - Although the Advisor will assist Shareholders (by providing support services, guidance and research) to achieve the Fund's investment objective and implement its strategy, the Advisor will not control the investment decision-making process. It will be controlled by the Shareholders. As such, the Shareholders may fail to follow the Fund's investment objective and strategy when making investment decisions. If the Fund's Board of Trustees determines that Shareholders are regularly failing to follow the Fund's investment objective or strategy, the Fund may take steps to address this concern, but there is no assurance that it can be adequately addressed. The Fund may also experience losses or have poor results if it fails to follow its objective and strategies.


                                Past Performance


     The bar chart and table below provide an indication of the risks of investing in the iFund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare to those of a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

     The iFund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return after Taxes on Distributions and Sales of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or individual retirement account ("IRA"), this information does not apply to your investment because such accounts are only subject to taxes upon redemption.

[GRAPH]
                                      iFund
                        (Total return per calendar year)

                2001
               ------
               -39.33%


         .........Best Quarter              Q4 '01      +27.72%
         .........Worst Quarter             Q3 '01      -36.45%


Average annual total return as of 12/31/01
                                            1 Year        Since Inception(1)

iFund Before Taxes                          -39.33%           -39.17%
iFund After Taxes on Distributions          -39.33%           -39.17%
iFund After Taxes on Distributions
         Sale of Fund Shares                -23.95%           -31.33%
S&P 5002 .........                          -11.91%           -12.82%
Value Line Arithmetic3                       10.88%              9.86%




1 The iFund commenced operations on December 29, 2000. The returns for the two indices in this column have been calculated since the Fund's inception date.
2 The S&P 500 is a widely recognized, capitalization-weighted, unmanaged index of 500 large U.S. companies chosen for market size, liquidity and industry group representation.
3 The Value Line Arithmetic ("VLA") is an arithmetically averaged index of approximately 1,700 U.S. stocks of all different sizes that is more broadly based than the S&P 500. The Fund's advisor believes that an equally-weighted index like the VLA that includes large, mid and small-capitalization stocks is more appropriate as a performance proxy for its investment strategy than is a narrower, large company, capitalization-weighted index such as the S&P 500 and other similarly-calculated popular stock market indexes.



                          Fees and Expenses of the Fund

We designed this table to help you understand the costs to Shareholders in the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

Shareholder Transaction Expenses

Maximum sales load on purchases.............................       None
Maximum sales load on reinvested dividends..................       None
Deferred sales load.........................................       None
Redemption fees.............................................       None(1)
Exchange fees...............................................       None


Annual Fund Operating Expenses
(Expenses that are deducted from assets)

Management fees.............................................       1.40% (2)
12b-1 expenses..............................................       None
Other expenses..............................................       None
Total Fund operating expenses...............................       1.40% (2)

1    The Fund's custodian charges a $15 fee per wire redemption.


2 The Fund's total operating expenses equal the management fees paid to the Advisor because the Advisor pays all of the Fund operating expenses, including transfer agent, accounting, custody, administration, technology, and legal expenses.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest your dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


  1 year        3 years          5 years         10 years
  ------        -------          -------         --------

   $143          $443             $766            $1,680

The Fund is part of a no-load fund family, so you do not pay any sales charge or commission when you buy or sell shares. The Fund does not have a 12b-1 Plan. Unlike most other mutual funds, you do not pay additional fees for transfer agency, pricing, custodial, auditing or legal services. You also don't pay any additional general administrative or other operating expenses. Instead, the Advisor pays out of its management fees all of the expenses of the Fund except brokerage, taxes, interest and extraordinary expenses.


                              Financial Highlights


IPS iFund. The financial highlights table is intended to help you understand the iFund's financial performance since the Fund began operations December 29, 2000. The financial highlights describe the Fund's performance for the period shown. "Total return" shows how much your investment in the Fund earned (or lost) during each period, assuming you had reinvested all dividends and capital gains distributions. The information for the period December 29, 2000 through November 30, 2001 has been audited by McCurdy & Associates CPA's, Inc., whose report along with the Fund's financial statements are included in the Fund's annual report, a copy of which is available without charge from the Fund.

                                    IPS iFund
                              Financial Highlights

Selected per share data is based on a share of common stock outstanding throughout each period

                                                        December 29, 20001
                                                             through
                                                        November 30, 2001
Per Share Data:
Net asset value, beginning of period                          $12.00

Income from investment operations:
         Net investment loss                                  (0.02)2
         Net realized and unrealized
              loss on investments                             (4.89)
                                                              ------

Total loss from investment operations                         (4.91)
                                                              ======

Net asset value, end of period                                $7.09
                                                              =====

Total return                                                  (40.92)%3

Supplemental data and ratios:
         Net assets, end of period (000's)                    $95
         Ratio of net operating expenses to average
              net assets                                      1.40%4
         Ratio of net investment income to average
              net assets                                      -0.49%4
         Portfolio turnover rate                              124.68%


1    Commencement of operations
2 Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
3    Not annualized
4    Annualized


Additional Information about the Fund's Investment Objectives and Strategies


Investment Objective

The Fund's investment objective is growth of capital. The objective may be changed without Shareholder approval.

Investment Strategy

The Fund intends to accomplish its objective by investing primarily in Exchange-listed and NASDAQ National Market-listed companies that are introducing or benefiting from new technologies or new business models, or companies that otherwise have the potential for very high growth rates.

--------------------------------------------------------------------------------
"New Technologies" refers to technologies or concepts that are replacing, or have the potential to replace or marginalize, long-established, dominant technologies. The Fund does not consider incremental improvements on current technologies to be "new technologies." Rather, new technologies are radical, discontinuous and disruptive in nature. Businesses introducing or benefiting from new technologies may revolutionize existing markets or may be creating or exploring markets so new that they have no defined customer base or well-established usage pattern.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

"New Business Models" refers to business models inspired or derived from fundamental market changes, such as deregulation, privatization or market revolution. These business models hold the potential to dramatically increase the growth rate or value of a company by taking advantage of the fundamental market changes. For example, deregulation of electric utilities has created new business models based on more efficient power generation, or for trading energy and energy futures.
--------------------------------------------------------------------------------


Unlike other mutual funds, where a professional investment advisor determines what stocks to buy or sell, the responsibility for the Fund's buy or sell decisions will be granted, under normal conditions, solely to the Shareholders. It will be their responsibility to determine which stocks to buy or sell, and the level of risk to incur. The Shareholders will nominate and vote on which stocks to buy or sell, and on how much to buy or sell. Voting will be done through the Fund's Web Site, www.ipsifund.com, using proprietary database technology.


The responsibilities for managing the Fund are divided between the Shareholders and the Advisor as noted below.

Shareholders will:


o monitor the Fund's holdings and cash position (which will be provided on the Web Site in a real-time basis, to the extent practicable);

o    nominate stocks to be purchased;

o vote on stocks to be purchased (Shareholders will vote on whether a stock should be purchased, and on how many shares, in multiples of a hundred, to buy. A formula will weight each Shareholder's entry and produce a weighted average number of shares to buy. The Advisor will then purchase the shares, rounded down to the nearest 100.);

o    nominate stocks to be sold; and

o vote on stocks to be sold (Shareholders will vote on whether the Fund should sell 25%, 50%, 75%, or all of a stock position. The Advisor will then weight the percentages and sell the weighted amount, rounded off to the nearest one hundred share amount. A weighted sale vote above 75% will result in the sale of the Fund's entire position in that stock.).

The Advisor will retain certain responsibilities, including the following:

o    establish and maintain the Fund's Web Site;

o provide research to Shareholders regarding potential stock investments for the Fund;

o    communicate with Shareholders about the Fund's management;

o assist the Shareholders to follow the Fund's investment objective and strategy;

o ensure that cash is available to meet the Fund's needs, including Shareholder redemption requests;

o carry out the Shareholders' investment decisions to the extent advisable and practicable (e.g., the Advisor will determine the exact number of shares to buy or sell based on the ranges provided by Shareholders, may apportion or prioritize buy and sell orders if too many orders come in on one day, and the Advisor will ensure that the Fund does not violate applicable regulations and maintains its status as a diversified investment management company for tax purposes (see the sidebar discussion below); and

o make decisions on when and how to execute trades and which brokers to use (i.e., the Advisor will execute trades as soon as practicable given existing market conditions and trading volumes for a particular stock).


Diversification. The Fund is a "non-diversified" fund and may elect to hold only a relatively small number of stocks (20 or so stocks) in its portfolio. Because the Fund will be permitted to hold so few stocks, the Fund's performance may be substantially affected by an increase or decrease in any one stock in its portfolio. The Advisor will, however, encourage Shareholders to diversify the Fund's holdings because diversification has the tendency to lower the overall risk of a mutual fund's portfolio. In addition, the Advisor will ensure that the Fund remains a diversified investment management company for tax purposes to avoid the Fund being charged federal income tax.

--------------------------------------------------------------------------------
WHAT IS A NON-DIVERSIFIED FUND? Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, so it can hold a relatively small number of securities in its portfolio.

DOES THE FUND HAVE TO MEET ANY DIVERSIFICATION REQUIREMENTS TO AVOID DIRECT INCOME TAX? Even a non-diversified fund has to remain a diversified investment management company so that it will not have to pay federal income tax. The tax code requires that, at the end of each quarter, a fund (i) have at least 50% of the market value of its total assets invested in cash or securities and, within that 50% basket, the securities of any one issuer may not represent more than 5% of the value of the Fund's total assets, and (ii) with respect to the other 50%, the Fund may have no more than 25% of the value of its total assets invested in the securities of any one issuer (other than U.S. Government securities or the securities of other mutual funds).

--------------------------------------------------------------------------------

Inception Period. The nomination and voting process will be followed from the Fund's inception, but there may not be enough investors and voting participants to allow the Fund to function solely under the direction of Shareholders initially. As a result, the Advisor will be managing the Fund jointly with the Fund's Shareholders at the outset. In addition, the Fund may have a large cash position during the inception period until Shareholders and the Advisor identify appropriate investment opportunities. The Advisor and the Board of Trustees will reassess, on a quarterly basis, the Fund Shareholders' ability to conduct the normal buy and sell transactions necessary for operation independently of the Advisor. The goal will be to transition the Fund's investment security selection process to the Shareholders alone at the earliest possible date. The Advisor will provide Shareholders with daily updates, through the Web Site, of this process until the transition is complete.

Shareholders Must be Able to Participate through the Internet. Shareholders must have access to the Internet, the Advisor's Web Site and the Fund's Web Page to participate in the Fund's management. Shareholders will communicate with other Shareholders and the Advisor, nominate and vote on stocks for the Fund's portfolio through the Fund's Web Page. The Fund will deliver copies of Annual and Semi-Annual reports, proxy voting materials, account statements and prospectus updates, and all other Shareholder communications to Shareholders through the Advisor's Web Site. However, the Fund will also send paper copies of these reports to any Shareholder upon request, without additional charge.


Securities that may be Purchased by the Fund. The Fund may invest in Exchange-listed stocks, or stocks quoted on the NASDAQ National Market System. These may include the stocks of foreign companies that are listed on these markets or exchanges, which may include American depository receipts (commonly referred to as ADRs). The Fund will not buy micro-caps (stocks under $250 million in market capitalization), or stocks with a market price of less than $5 per share. The Fund also will not invest in any derivative securities and will not sell stocks short.


Portfolio Turnover. The Fund's investment strategy may result in high portfolio turnover. Since each trade by the Fund costs the Fund a brokerage commission, high Portfolio Turnover may have a significant adverse impact on the Fund's performance. In addition, because each sale of securities in the Fund's portfolio may result in taxable gain or loss, high portfolio turnover may result in significant tax consequences for Shareholders.

Additional Risks of Investing in the Fund. In addition to the "Principal Risks" described previously, the Fund presents the following additional risks:

o Interest rate risk - Increases in interest rates typically lower the present value of a company's future earnings stream. Since the market price of a stock changes continuously based upon investors' collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

o Business risk - From time to time, a particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry. For instance, some technology industry companies rely heavily on one type of technology. When this technology becomes outdated, too expensive, or is not favored in the market, companies that rely on the technology may rapidly become unprofitable. However, companies outside of the industry or those within the industry who do not rely on the technology may not be affected at all.

o Political risk - Regulation or deregulation of particular industries can have a material impact on the value of companies within the affected industry. For example, during the past two years, the electric and gas utility sectors of the economy have been moving towards deregulation and open price competition. In this new environment, some companies will make a successful transition into, and prosper under deregulation, and other companies will mismanage the process and do poorly.


                               Valuation of Shares


The Fund's share prices are determined based upon net asset value (NAV). The Fund calculates NAV at approximately 4:00 p.m., Eastern Standard Time, each day that the New York Stock Exchange is open for trading. The NAV per share of the Fund is determined by dividing the total value of the applicable Fund's investments and other assets less any liabilities by its number of outstanding shares.

Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by the Trust's Board of Trustees. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Securities with maturities of sixty (60) days or less are valued at amortized cost.


                               Buying Fund Shares

To invest, you may purchase shares directly from the Fund by sending your check in the amount of your investment, made out to the appropriate Fund, to:

                                    IPS Funds

                       c/o U.S. Bancorp Fund Services, LLC

                                   PO Box 701
                               Milwaukee, WI 53202

--------------------------------------------------------------------------------

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X|  The name of the Fund

|X|  The dollar amount of shares to be purchased

|X|  Account application or investment stub

|X|  Completed Shareholder Agreement

|X|  Check payable to "IPS Funds"

--------------------------------------------------------------------------------


Your order will be priced at the next NAV after your order is received in good order.

Your investment must meet the minimum investment requirements in the chart below. All investments must be in U.S. dollars. Third-party checks cannot be accepted. Your bank may also wire money to the custodian. Please call
800.249.6927 for wiring instructions.



Traditional IRA*:

Assets grow tax-deferred and contributions may be deductible. Withdrawals and distributions are taxable in the year made.

Spousal IRA:

An IRA in the name of a non-working spouse by a working spouse.

Roth IRA:

An IRA with tax-free growth of assets and distributions, if certain conditions are met. Contributions are not deductible.

Coverdell Education Savings Accounts :
An IRA with tax-free growth of assets and distributions, if used to pay qualified educational expenses. Contributions are not deductible.


---------------------------------------------------------
                  Minimum Investments

                              Initial        Additional
                              -------        ----------


Regular Accounts              $1,000            $100


Automatic investment

plans (regular or IRA)          $100            $100

IRAs (Spousal, Roth,
all but Coverdell Education
Savings Accounts )            $1,000            $100

Coverdell Education
Savings Accounts

                                $500             N/A
---------------------------------------------------------

* IRA stands for "Individual Retirement Account." IRAs are special types of accounts that offer different tax advantages. You should consult your tax professional to help decide which is right for you.


                              Redeeming Your Shares


To redeem your shares, send a letter of instruction to the transfer agent with your name, account number and the amount you wish to redeem. Mail the redemption request to:


                                    IPS Funds

                       c/o U.S. Bancorp Fund Services, LLC

                                   PO Box 701
                               Milwaukee, WI 53202

We will buy back (redeem), without charge, your shares at the current NAV on the day we receive a your request for redemption in good order. If you request sales proceeds via wire redemption, we will charge your account $15.

A signature guarantee is required for any withdrawal which is over $50,000, or which is mailed to an address or person that is not the address or person of record.

--------------------------------------------------------------------------------
A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.
--------------------------------------------------------------------------------

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of a shareholders redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).


          Additional Information about Purchases, Sales, and Exchanges

Small Accounts. Due to the high costs of maintaining small accounts, the Fund may ask that you increase your Fund balance if your account with the Fund falls below $1,000. If the account remains under $1,000 after 30 days, the Fund may close your account and send you the proceeds.


Exchanges. The Fund permits you to exchange your shares for the shares of another IPS Fund without charge if the fund being acquired offers its shares for sale in your state. The Fund's exchange opportunities include one-time exchanges as well as automatic periodic exchanges. If the exchange request satisfies the requirements for a redemption, the exchange will be based on the NAVs of the shares involved, determined at the end of the day on which the request is received. Before requesting an exchange, you should review a current Prospectus for the new fund you will acquire to be sure you fully understand the investment objectives and portfolio of the new fund.

Systematic Withdrawals. If your account's value is more than $10,000, you may be eligible for our Systematic Withdrawal Program that allows you to withdraw a fixed amount from your account each month or calendar quarter. Each withdrawal must be $250 or more, and you should note that a withdrawal involves a redemption of shares that may result in a gain or loss for federal income tax purposes. Please contact us for more information about the Systematic Withdrawal Program.

Miscellaneous. The Fund reserves the right to:

*    refuse to accept any request to purchase shares of the Fund for any reason;

* delay any redemption or exchange request involving recently purchased shares for up to seven days until the check for the recently purchased shares has cleared;

* change or discontinue its exchange privileges, or temporarily suspend these privileges during unusual market conditions;

* delay mailing redemption proceeds for up to seven days (most redemption proceeds are mailed within three days after receipt of a request); or

* process any redemption request that exceeds $250,000 or 1% of the Fund's assets (whichever is less) by paying the redemption proceeds in portfolio securities rather than cash (typically referred to as "redemption in kind").

                                  Distributions

The Fund typically distributes its net investment income two times per year, usually in October and December. The Fund distributes its net long-term capital gains once per year, usually in December. Unless you instruct us otherwise, your distributions will be reinvested automatically in additional shares (or fractions thereof) of the applicable Fund.

                                  Federal Taxes

Distributions to Shareholders are taxable to most investors (unless your investment is an IRA or other tax advantaged account). The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest your distributions or receive them in cash.


The table to the right can provide a guide for your potential tax liability when selling or exchanging Fund shares.



"Short-term capital gains" applies to Fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares held for more than 12 months.


 -------------------------------------------------------------------------------
                             Taxability of Distributions


                                  Tax rate for            Tax rate for
  Type of distribution            15% bracket             27% bracket or above
  --------------------            -----------             --------------------


  Income dividends                Ordinary Income Rate    Ordinary Income Rate


  Short-term capital gains        Ordinary Income Rate    Ordinary Income Rate

  Long-term capital gains         10%                     20%

  Qualified 5 year capital gains  8%                      20%

 -------------------------------- ----------------------- ----------------------

An exchange of one Fund's shares for another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax. Because everyone's tax situation is unique, be sure to consult your tax adviser about federal, state and local tax consequences.


                             Management of the Fund

IPS Advisory, Inc. serves as the Fund's Advisor. The Advisor's principal office is located at 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909.

The Fund pays the Advisor a monthly fee of at an annualized rate of 1.4% for first $50 million of assets under management and .95% for the remainder of assets.

The Advisor is authorized to choose brokers-dealers to handle the purchase and sale of the Fund's securities, and to seek out the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, the adviser may choose a broker who, in addition to executing the transaction, will provide research services to the Advisor or the Fund.


The Advisor is managed by Greg D'Amico, President, and Robert Loest, Ph.D., CFA, Chief Executive Officer. Mr. D'Amico and Mr. Loest both have extensive experience in equities analysis, having managed investment portfolios for individual clients, including corporations and retirement plans, on a full time basis since 1986. They have managed all of the IPS Funds since inception. The total assets, of the Advisor, under management are $196 million.


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to Shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Also, a Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission. This Statement (which is incorporated in its entirety by reference in this Prospectus) contains detailed information about the Fund.


The Fund's annual and semi-annual reports and the Fund's Statement of Additional Information are available on the Fund's Web Site, www.ipsifund.com, or without charge upon written request to:

                                    IPS Funds
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701


Or you may call us at 800-249-6927.

You can also review or obtain copies of these reports by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. or by sending your request and a duplicating fee to the Public Reference Room Section of the Commission, Washington, DC 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-942-8090 or by sending a message via E-mail to www.publicinfo@sec.gov.


Reports and other information about the Fund can also be viewed online on the Commission's Internet site at http://www.sec.gov.

IPS Funds Investment Act File Number:
811-08718





INVESTMENT ADVISOR:
IPS Advisory, Inc.
1225 Weisgarber Road
Suite S-380
Knoxville, TN  37909

865.524.1676
800.232.9142


BOARD OF TRUSTEES:
Greg D'Amico, President
Robert Loest, CFA
Woodrow Henderson, J.D.
Veenita Bisaria, CFA
Bill Stegall, Jr.

CUSTODIAN:
U.S. Bank, N.A.
425 Walnut Street

Cincinnati, OH 45202


TRANSFER AGENT, FUND ACCOUNTANT, AND FUND ADMINISTRATOR:
U.S. Bancorp Fund Services, LLC
PO Box 701
Milwaukee, WI  53201-0701

INDEPENDENT ACCOUNTANT:
McCurdy & Associates CPA's, Inc.
27955 Clemens Road
Westlake, OH  44145



LEGAL COUNSEL:
Kilpatrick Stockton LLP
1100 Peachtree Street
Atlanta, GA  30309



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                    IPS FUNDS


                                 March 28, 2002



The Funds are offered through two separate prospectuses:


o The IPS Millennium Fund, a diversified fund and the IPS New Frontier Fund, a non-diversified fund are offered through one prospectus, dated March 28, 2002, and this Statement of Additional Information.
o The IPS iFund is offered through another prospectus dated March 28, 2002 and this Statement of Additional Information.

This Statement of Additional Information incorporates by reference the Millennium Fund's and the New Frontier Fund's Annual Reports to Shareholders for the fiscal year ended November 30, 2001 and the iFund's Annual Report to Shareholders for the period ended November 30, 2001. Copies are available, without charge, by calling IPS Funds at the number below.

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' respective Prospectuses dated March 28, 2002. The Prospectuses may be obtained by writing to the Trust at the following address:

                                    IPS Funds
                       c/o U.S. Bancorp Fund Services, LLC
                                   PO Box 701
                            Milwaukee, WI 53201-0701


                       Shareholder Services: 800.249.6927



                                TABLE OF CONTENTS


General Information and History................................................2
Investment Objectives, Strategies and Risks....................................2
Portfolio Turnover.............................................................4
Investment Restrictions........................................................5
Trustees and Officers..........................................................6
Control Persons and Principal Shareholders....................................10
Code of Ethics................................................................12
The Investment Advisor and Distribution of Fund Shares........................12
Distribution of Fund Shares...................................................13
Transfer Agent................................................................14
Custodian.....................................................................14
Independent Accountants.......................................................14
Fund Transactions and Brokerage...............................................14
Capital Stock and Other Securities............................................16
Purchase and Redemption of Shares.............................................16
Telephone Purchases by Securities Firms.......................................17
Exchange Privilege............................................................17
Automatic Monthly Exchange....................................................17
Systematic Withdrawals........................................................18
Rule 18f-1 Election...........................................................18
Retirement Plans..............................................................18
Net Asset Value...............................................................18
Dividends, Distributions and Taxes............................................18
Performance...................................................................20
Financial Statements..........................................................23


                         General Information and History


IPS Funds (the "Trust") was organized as an Ohio business trust on August 10, 1994, and commenced operations on January 3, 1995. The Trust is an open-end investment company that currently offers three funds, each representing a different portfolio of investments.


IPS Advisory, Inc. (the "Advisor") serves as investment advisor to the Funds. Each of the Funds is managed separately and has its own investment objectives and policies designed to meet its investment goals. Investments in any of the Funds involve risks, and there can be no assurance that any of the Funds will achieve their investment objectives.

                   Investment Objectives, Strategies and Risks


For more information about the Funds' investment objectives, strategies and risks, refer to the sections entitled "Summary of Principal Investment Objectives and Strategies," "Principal Risks of Investing in the Funds," and "Additional Information About the Funds' Investment Objectives and Strategies" in the Funds' Prospectuses.


General Investment Risks

All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that a Fund's investment programs will be successful. Investors should carefully review the descriptions of the Funds' investments and their risks described in the Prospectuses and in this Statement of Additional Information.

Lack of Diversification

From time to time, the Funds may make concentrated investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes each Fund to additional risks and the greater the potential for significant share price fluctuation.

The iFund and the New Frontier Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in those Funds, because the value of each security will have a greater impact on the Funds' performance and the value of each Shareholder's investment. When the value of a security in a non-diversified fund falls, it has a greater impact on the fund than it would have in a diversified fund.

Equity Securities

Prices of equity securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Funds own, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject each Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for equity securities, which could also result in losses for each Fund. Market declines may continue for an indefinite period, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Investments in Small-Cap Companies


Each Fund may invest a significant portion of its assets in securities of companies with small market capitalizations. Certain small-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies tend to be very volatile and speculative. Small-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, each Fund's investments in small-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company. Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for each Fund.


Companies with Unusual Valuations based on Many Traditional Methods

The market prices of securities of companies that are growing very quickly and/or the securities of companies that investors believe are addressing large potential markets (such as Internet-related businesses) that may not yet have been realized may reflect unreasonable valuations by traditional valuation techniques. Many of these types of companies have a low level of revenues relative to their market capitalization, and many are not yet profitable.

Since the prices of the securities of these companies do not reflect the usual relationships between price and corporate revenues, income or profits, investments in their securities are accompanied by a substantial risk of loss because of the their volatility and speculative nature. Numerous factors may cause the prices of these securities to fall precipitously, which may cause each Fund to sustain substantial losses on any investments in such companies. These factors include, but are not limited to, market participants evaluating these securities using more traditional valuation techniques, investors taking less interest in these securities, a general downturn in the market for these securities, or adverse changes in market participants' expectations regarding the potential markets, revenues, income or profitability for these types of companies.

Foreign Companies


The Funds may, from time to time, invest in securities of foreign companies either directly or through American Depository Receipts ("ADRs"). ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. Foreign investments subject the Funds to greater risks than investments in U.S. companies. Foreign companies are subject to currency risks. That is, they may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. Foreign companies may also be subjected to country risks, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. In certain foreign countries, there is also the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments.


U.S. Government Securities

Each Fund may invest in U.S. government securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Repurchase Agreements


Each Fund may invest in repurchase agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period. Any repurchase transaction in which each Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Fund's Custodian, other banks with assets of $1 billion or more, and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy.


Initial Public Offerings

The Funds may invest in initial public offerings ("IPOs"). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or micro-cap size. Investments in IPOs may have a magnified performance impact relative to other investments. The impact of IPOs on a Fund's performance will decrease as the Fund's asset size increases. Each Fund will invest no more than 5% of its assets in IPOs.

Temporary Defensive Positions

The Millennium Fund and the New Frontier Fund may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

                               Portfolio Turnover

"Portfolio Turnover" is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. Since each trade costs the fund brokerage commissions, high Portfolio Turnover may have a significant adverse impact on a fund's performance. In addition, because each sale of securities in a fund's portfolio may result in taxable gain or loss to shareholders, high Portfolio Turnover may result in significant tax consequences for shareholders. You should consult your tax professional regarding the potential tax impact of Portfolio Turnover in your particular circumstances.

Although the Millennium Fund's investment strategy emphasizes long-term investment that typically results in Portfolio Turnover less than 75%, the Fund may, from time to time, have higher Portfolio Turnover when the Advisor's implementation of the Fund's investment strategy or a temporary defensive position results in frequent trading.

The New Frontier Fund has an investment strategy that typically results in more frequent Portfolio Turnover, typically between 125-150%.


The iFund has an investment strategy that may result in more frequent Portfolio Turnover, typically between 125-150%.


                             Investment Restrictions

Fundamental Investment Restrictions

The investment limitations described below have been adopted by each Fund as indicated and are fundamental, i.e., they may not be changed as to a Fund without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectuses and this Statement of Additional Information, the term "majority" of the outstanding shares of the applicable Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed on behalf of a Fund by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental.


The following policies have been adopted as fundamental by each Fund:


1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectuses and this Statement of Additional Information.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.


4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-backed securities or investing in companies engaged in the real estate business.


5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.

6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

Increases in amounts and percentages due to solely to growth in investments' asset values, and not to additional purchase activity, will not violate the policies or limitations noted above, except the borrowing policy.

Notwithstanding any of the foregoing limitations, any investment company (whether organized as a trust, association or corporation, or a personal holding company) may be merged or consolidated with or acquired by any of the Funds. Provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by the limitations noted above, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of securities to bring the total investment within the limitations noted above.

Non-Fundamental Investment Restrictions


The following policies have been adopted by each Fund as non-fundamental (see "Investment Restrictions-Fundamental Investment Restrictions" above):


1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not enter into reverse repurchase agreements. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving permitted investments and techniques.


4. Short Sales. The Fund will not affect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.


5. Options. The Fund will not purchase or sell put or call options.


6. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

                              Trustees and Officers

Board of Trustees


The Board of Trustees of the Trust supervises the operations of each Fund according to applicable state and federal law, and is responsible for the overall management of the Funds' business affairs. The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated in the "Interested Trustees & Officer" chart below.




                              Independent Trustees


---------------------- --------------- ------------ -------------------------------- ----------- -----------------

                                                                                     # of
                                                                                     Portfolios
                                       Term of                                       in Fund     Other
                       Position(s)     Office and                                    Complex     Directorships
                       Held with the   Length of    Principal Occupation(s) During   Overseen    Held by
Name, Address and Age  Trust           Time Served  Past Five Years                  by Trustee  Trustee

---------------------- --------------- ------------ -------------------------------- ----------- -----------------


Veenita Bisaria (41),  Independent     Since        Financial Analyst, Tennessee          3      None
12416 Fort West Drive  Trustee         inception    Valley Authority
Knoxville, TN 37922                    of Funds     (1997-Present); Director of
                                       in 1995      Business Planning at Lockheed
                                                    Martin Energy Systems (Prior
                                                    to 1997); Chartered Financial
                                                    Analyst (CFA).

---------------------- --------------- ------------ -------------------------------- ------------- -----------------


Woodrow Henderson (44), Independent     Since        Director of Planned Giving for        3        None
6504 Clary Lane         Trustee         inception    the University of Tennessee at
Knoxville, TN 37919                     of Funds     Knoxville.
                                        in 1995

---------------------- --------------- ------------ -------------------------------- ------------- -----------------


Billy Wayne Stegall,   Independent     Since        Account Executive, Colony Life        3        None
Jr.(45),               Trustee         inception    & Accident (1995-Present);
316 Stonewall Street                   of Funds     Teacher of history and
Memphis,TN 38112                       in 1995      economics at Austin East High
                                                    School in Knoxville, Tennessee
                                                    (Prior to 1995).

---------------------- --------------- ------------ -------------------------------- ------------- -----------------



                         Interested Trustees & Officers




-----------------------------------------------------------------------------------------------------------

Name, Address and Age     Position(s)   Term of       Principal Occupation # of          Other
                                                                           Portfolios
                                                                           in Fund
                                        Office and                         Complex
                          Held with     Length of     (s) During Past Five Overseen by   Directorships
                          the Trust     Time Served   Years                Trustee       Held by Trustee
------------------------- ------------- ------------- --------------------------------- -----------------
 Greg D'Amico* (38), 1225 President,    Since         President of IPS          3       IPS Advisory,
 Weisgarber Road, Suite    Chief        inception     Advisory, Inc.                    Inc.; Director
 S-380, Knoxville, TN     Financial     of Funds in                                     of Young
 37909                     Officer,     1995                                            Entrepreneurs'
                           Treasurer                                                    Organization
                           and Trustee                                                  (YEO);
                                                                                        Association for
                                                                                        Investment and
                                                                                        Management
                                                                                        Research
                                                                                        (AIMR);
                                                                                        Personal &
                                                                                        Child Safety,
                                                                                        LLC (PCS)
------------------------- ------------- ------------- --------------------------------- -----------------
Robert Loest* (58), 1225  Vice          Since         Chief Executive           3       IPS Advisory,
Weisgarber Road, Suite    President,    inception     Officer of IPS                    Inc.
S-380,     Knoxville, TN  Secretary     of Funds in   Advisory, Inc.;
37909                     and Trustee   1995          Chartered Financial
                                                      Analyst; Ph.D. in
                                                      Biology.
------------------------- ------------- ------------- --------------------------------- -----------------




* An "interested person" of the Trust, as defined in the Investment Company Act of 1940, due to his relationship with the Advisor.

                                Board Committees
       The Board has the following standing committee as described below:




----------------------------------------------------------------------------------------------------

Audit Committee

----------------------------------------------------------------------------------------------------

Members                     Description                                              Meetings
-------                     -----------                                              --------
Veenita Bisaria,            Responsible for advising the full Board with respect     At least once
Independent Trustee         to accounting, auditing and financial matters            annually.
Woodrow Henderson,          affecting the Trust.                                     Last meeting
Independent Trustee                                                                  occurred on
Billy Wayne Stegall, Jr.,                                                            January 25,
Independent Trustee                                                                  2002.

                           Board Interest in the Fund
                  The Trustees own the following amounts in the
Fund:

------------------------------------------------ -------------- ------------ -------- ---------------------------




                                                                              Aggregate Dollar Range of
                                                                               Equity Securities in all
                                                                                Registered Investment
                                                               New              Companies Overseen by
                                                Millennium  Frontier             Trustee in Family of
                Name of Trustee                    Fund       Fund   iFund       Investment Companies

---------------------------------------------- ----------- --------- -------- ---------------------------


Greg  D'Amico, President, Chief
Financial Officer, Treasurer and Trustee            D           B         B        Over $100,000


Veenita Bisaria, Independent Trustee                B           A         A        $10,001-$50,000

Woodrow Henderson, Independent Trustee              C           B         A        $50,000-$100,000

Robert  Loest, Vice President, Secretary and        D           A         A        Over $100,000
Trustee

Billy Wayne Stegall, Jr., Independent Trustee       C           A         A        $50,001-$100,000


Dollar Range of Equity Securities
in the Fund:

A=$1-$10,000
B=$10,001-$50,000
C=$50,001-$100,000
D=Over $100,000

        Trustee Interest in Investment Adviser, Distributor or Affiliates

Neither the Trustees who are "not interested" persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediately family, own securities beneficially or of record in the Investment Adviser, the Distributors or any affiliate of the Investment Adviser or Distributors as shown by the chart below. Accordingly, neither the Trustees who are "not interested" persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediately family, have direct or indirect interest, the value of which exceeds $60,000, in the Investment Adviser, the Distributors or any of their affiliates.


------------------------ ------------------------- --------- ----------- ------------- ------------

                            Name of Owners and                 Title of    Value of    Percent of
     Name of Trustee     Relationships to Trustee  Company      Class     Securities      Class

------------------------ ------------------------- --------- ----------- ------------- ------------


Veenita Bisaria,                   N/A               N/A         N/A         N/A           N/A

Independent Trustee



Woodrow Henderson,                 N/A               N/A         N/A         N/A           N/A
Independent Trustee



Billy Wayne Stegall,               N/A               N/A         N/A         N/A           N/A

Jr., Independent Trustee




Compensation
Pursuant to the terms of its Management Agreements with the Trust, the Advisor pays all of the fees and expenses of the Trustees. Each Trustee who is not affiliated with the Advisor receives an annual base fee of $3,000, plus $750 for each Board meeting attended. During the fiscal year ended November 30, 2001, each Trustee not related to the Advisor received aggregate compensation of $6,750.


-------------------------- ------------ ------------------- ---------------------- ----------------

 Name of Person, Position   Aggregate        Pension or      Estimated Benefits         Total
                                                                                    Compensation
                                        Retirement Benefits                          from Trust
                           Compensation  Accrued as Part of                            Paid to
                            from Fund      Fund Expenses       Upon Retirement        Trustees

-------------------------- ------------ ------------------- ---------------------- ----------------

Greg D'Amico, Trustee           $0               $0                  $0                  $0

Veenita Bisaria,              $6,750             $0                  $0                $6,750

Independent Trustee
Woodrow Henderson,            $6,750             $0                  $0                $6,750

Independent Trustee
Robert Loest, Trustee           $0               $0                  $0                  $0

Billy Wayne Stegall, Jr.,     $6,750             $0                  $0                $6,750



Independent Trustee


Control Persons and Principal Shareholders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any of the Funds. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. As of February 28, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Funds:



                                 Millennium Fund

--------------------------------- ------------ ------------------- ---------------------------
Name and Address                     Shares       % Ownership          Type of Ownership
--------------------------------- ------------ ------------------- ---------------------------

Charles Schwab & Company, Inc.     3,403,599         59.73%                  Record
101 Montgomery St.

San Francisco, CA 94104-4122


National Financial Services Corp.   592,186          10.39%                  Record
82 Devonshire Street
Boston, MA  02109



--------------------------------- ------------- ------------------- ---------------------------
                                New Frontier Fund
------------------------------------ ----------------- ------------------- ---------------------------
Name and Address                       Shares             % Ownership          Type of Ownership
------------------------------------ ----------------- ------------------- ---------------------------

Charles Schwab & Company, Inc.        112,663                15.74%                  Record
101 Montgomery St.

San Francisco, CA 94104-4122


National Financial Services Corp.      71,663                10.01%                  Record
82 Devonshire Street
Boston, MA  02109



National Investor Services Corp.55     43,164                6.03%                   Record
Water Street
New York, NY 10041-3299

-------------------------------------------------- ------------------- ---------------------------

                                      iFund

------------------------------- ------------------ ------------------- ---------------------------
Name and Address                   Shares             % Ownership          Type of Ownership
------------------------------- ------------------ ------------------- ---------------------------

U.S. Bank, N.A., Custodian for     3,767                 24.65%                Beneficial
Jon B. Bonham IRA Rollover
1115 Reagan Valley Road
Tellico Plains, TN 37385-5299



Gregory A. D'Amico                 3,643                 23.84%                Beneficial
8906 Legends Lake Lane
Knoxville, TN 37922-5257



U.S. Bank, N.A., Custodian for     2,213                 14.48%                Beneficial
David A. Beamer IRA Rollover
1416 Oakley Road
Clawson, MI 48017-1113



Robert A. Loest                     998                  6.53%                 Beneficial
124 South Gay Street
Knoxville, TN 37902-1003

------------------------------- ------------------ ------------------- ---------------------------


Management Ownership

As of February 28, 2002, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Millennium Fund and/or the New Frontier Fund. As of February 28, 2002, the Trustees and Officers of the Trust, as a group, beneficially owned 34.17% of the outstanding shares of the iFund.


                                 Code of Ethics

The Funds and the Advisor have adopted a code of ethics that applies to their respective officers, directors and employees. Personnel subject to the code of ethics may invest in securities, including those held by the Fund, subject to insider trading and other restrictions in the code.

             The Investment Advisor and Distribution of Fund Shares

Investment Advisor. IPS Advisory, Inc. (the "Advisor"), 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909, serves as the investment advisor for each Fund pursuant to separate agreements (collectively, the "Management Agreements"). Greg D'Amico and Robert Loest are control persons of the Advisor, and may be deemed to be affiliates of the Advisor due to their ownership of its shares and their positions as directors and officers of the Advisor. Mr. D'Amico and Mr. Loest each own 50% of the Advisor. Because of such affiliation, they may receive benefits from the management fees paid to the Advisor. Pursuant to the Management Agreements with each Fund, the Advisor manages the Funds' business affairs, and furnishes advice and recommendations to each Fund regarding securities to be purchased and sold by the Fund.

The Advisor is staffed by experienced investment professionals with extensive experience in company analysis, and who have been officers of IPS since 1986. Analysis is performed in-house for all core portfolio companies, using a variety of proprietary, fundamental analytical methods.

Under the terms of each respective Management Agreement, the Advisor manages the investments of the Funds, subject to approval of the Board of Trustees of the Trust, and pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses.


When approving the investment advisory arrangements, the Trustees, including the Independent Trustees, considered a number of factors, including: (1) the expected nature, quality and scope of the management and investment advisory services and personnel provided to the Fund by the Investment Adviser; (2) the rate of the investment advisory fees payable to the Investment Adviser and a comparison of the fees paid by comparable funds; (3) the compensation (in addition to the investment advisory fees) and other benefits received by the Investment Adviser and its affiliates; (4) the Investment Adviser's costs in providing the services; (5) economies of scale realized by the Investment Adviser; (6) possible alternatives to the investment advisory arrangement with the Investment Adviser; (7) the operating expenses of the Fund; and (8) the policies and practices of the Investment Adviser with respect to portfolio transactions for the Fund.


Millennium Fund. As compensation for its management services and agreement to pay the Funds' expenses pursuant to its Management Agreement, the Millennium Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of its average daily net assets up to and including $100,000,000, 1.15% of such assets from $100,000,001 up to and including $250,000,000, and .90% of such assets in excess of $250,000,001.


For the period from December 1, 1998 through November 30, 1999, the Millennium Fund incurred fees of $798,431 to the Advisor. For the period from December 1, 1999 through November 30, 2000, the Millennium Fund incurred fees of $4,567,343 to the Advisor. For the period from December 1, 2000 through November 30, 2001, the Millennium Fund incurred fees of $3,399,419 to the Advisor.


New Frontier Fund. As compensation for its management services and agreement to pay the Funds' expenses pursuant to its Management Agreement, the New Frontier Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of its average daily net assets up to and including $100,000,000, 1.15% of such assets from $100,000,001 up to and including $250,000,000, and .90% of such assets in excess of $250,000,001.


For the period from December 1, 1998 through November 30, 1999, the New Frontier Fund incurred fees of $28,048 to the Advisor. For the period from December 1, 1999 through November 30, 2000, the New Frontier Fund incurred fees of $245,513 to the Advisor. For the period from December 1, 2000 through November 30, 2001, the New Frontier Fund incurred fees of $114,770 to the Advisor.


iFund. As compensation for its management services and agreement to pay the Fund's expenses pursuant to its Management Agreement, the iFund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of its average daily net assets up to and including $50 million, and 0.95% of such assets in excess of $50,000,001.


For the period December 29, 2000 through November 30, 2001, the IPS iFund incurred fees of $753 to the Advisor.

The Advisor retains the rights to use the names "IPS", "Millennium", "New Frontier", and "iFund" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Fund's right to use the names "IPS", "Millennium", "New Frontier", and "iFund" automatically ceases thirty days after termination of the applicable Management Agreement(s) and may be withdrawn by the Advisor on thirty days' written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Funds may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.


                           Distribution of Fund Shares

Quasar Distributors, LLC (the "Distributor"), a Delaware limited liability company, is the distributor for the shares of the Funds pursuant to a Distribution Agreement (the "Agreement"), among the Trust, Advisor and Distributor dated January 5, 2001. The Distributor is a registered broker-dealer and member of National Association of Securities Dealers, Inc. The Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will uses its best efforts to distribute the Funds' shares. The Funds offer their shares to the public on a continuous basis. For information on the purchase and redemption of Fund shares, see "Purchase and Redemption of Shares" below.


     Compensation paid to the Distributors during the fiscal year ended November 30, 2001 is set forth below:


----------------------------- ---------------- --------------- ---------------------- --------------------

Name of Principal Underwriter Net Underwriting Compensation on  Brokerage Commissions Other Compensation
                               Discounts and   Redemption and
                                Commissions      Repurchases

----------------------------- ---------------- --------------- ---------------------- --------------------

Quasar Distributors, LLC             $0              $0                  $0                 $25,167

----------------------------- ---------------- --------------- ---------------------- --------------------

                                 Transfer Agent


U.S. Bancorp Fund Services, LLC, PO Box 701, Milwaukee, WI 53201-0701, is the Transfer Agent for each Fund. The Transfer Agent performs shareholder service functions such as maintaining the records of each shareholder's account, answering shareholders' inquiries concerning their accounts, processing purchase and redemptions of each Fund's shares, acting as dividend and distribution disbursing agent and performing other accounting and shareholder service functions.


                                    Custodian


U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is the Custodian of each Fund's investments. The Custodian acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


                             Independent Accountants

The independent accounting firm for each Fund is McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

                         Fund Transactions and Brokerage

Subject to policies established by the Board of Trustees of the Trust on behalf of each Fund, the Advisor is responsible for the Millennium and New Frontier Funds' investment decisions and for placing trades for all the Funds.

In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to each Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to each Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by principals of the Advisor in servicing all of their accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to principals of the Advisor in connection with the Advisor's services to each Fund. Although research services and other information are useful to each Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to each Fund under each respective Management Agreement. While the Funds do not deem it practicable and in their respective best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

No Fund has an obligation to deal with any broker or dealer in the execution of its transactions.

Transactions in the over-the-counter market can be placed directly with market makers who act as principals for their own account and include mark-ups in the prices charged for over-the-counter securities. Transactions in the over-the-counter market can also be placed with broker-dealers who act as agents and charge brokerage commissions for effecting over-the-counter transactions. The Funds may place over-the-counter transactions either directly with principal market makers, or with broker-dealers if that is consistent with the Advisor's obligation to obtain best qualitative execution. Under the Investment Company Act of 1940, persons who may be deemed to be affiliated with the Advisor are prohibited from dealing with each Fund as a principal in the purchase and sale of securities.

To the extent that each Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the applicable Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the applicable Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be allocated on a random selection basis.


Under the Funds previously terminated agreements with their former underwriter, Securities Services Network, Inc. ("SSN"), 10207 Technology Drive, Suite 1, Knoxville, TN 37932 , the Funds were permitted under such agreements to use SSN for brokerage if such transactions would not be unfair or unreasonable to the respective Fund's shareholders, and the commissions were paid solely for the execution of trades and not for any other services. In determining the commissions to be paid to SSN, it was the policy of each Fund that such commissions would, in the judgment of the Fund's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability, and (b) at least as favorable to the Fund as commissions contemporaneously charged by SSN on comparable transactions for its most favored unaffiliated customers, except for customers of SSN considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time reviewed, among other things, information relating to the commissions charged by SSN to each Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers. Neither former underwriting agreement provided for a reduction of the Advisor's fee by the amount of any profits earned by SSN from brokerage commissions generated from portfolio transactions of the Fund.

For the fiscal years ended November 30, 1999, 2000, and 2001, the Millennium Fund paid aggregate brokerage commissions of $111,034, $465,484, and $583,342, respectively. Of these commissions, there were no commissions paid to SSN by the Millennium Fund for the fiscal year ended November 30, 2001.

For the fiscal years ended November 30, 1999, 2000, and 2001, the New Frontier Fund paid brokerage commissions of $8,244, $27,137, and $21,959, respectively. There were no commissions paid to SSN for the fiscal year ended November 30, 2001 for the New Frontier Fund.

For the period December 29, 2000 through November 30, 2001, the iFund paid aggregate commissions of $13. Of these commissions, there were no commissions paid to SSN by the iFund for the period ended November 30, 2001.


                       Capital Stock and Other Securities

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


If at least ten shareholders (the "Petitioning Shareholders") wish to obtain signatures to request a meeting for the purpose of voting upon removal of any Trustee of the Trust, they may make a written application to the Trust requesting to communicate with other shareholders. The Petitioning Shareholders must hold in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, and each Petitioning Shareholder must have been a shareholder for at least six months prior to the date of the application. The application must be accompanied by the form of communication that the shareholders wish to transmit. Within five business days after receipt of the application, the Trust will (a) provide the Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Trust; or (b) inform the Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and undertake such mailing promptly after tender by the
Petitioning Shareholders to the Trust of the material to be mailed and the reasonable expenses of such mailing. The Trustees will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.


Upon sixty days prior written notice to shareholders, the Funds may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.

Purchase and Redemption of Shares


Reference  is  made  to  "Buying  Fund  Shares",  "Redeeming  Fund  Shares"  and
"Additional   Information   about  Purchases,   Sales,  and  Exchanges"  in  the
Prospectuses for more information concerning how to purchase and redeem shares.


For purposes of the purchase and redemption of shares as provided in the Funds' Prospectus, "good order" means that the purchase or redemption order, as applicable, includes the following:

1.   The account number (if applicable) and the particular Fund's name.

2.   The amount of the transaction (specified in dollars or shares).

3.   Signatures of all owners exactly as they are registered on the account.

4.   Any required signature guarantees (if applicable).

5. Other supporting legal documents that might be required, in cases of estates, corporations, trusts, and certain other accounts.

                     Telephone Purchases by Securities Firms


Brokerage  firms that are NASD  members  may  telephone  the  Transfer  Agent at
800.249.6927 and buy shares for investors who have investments in the Millennium Fund or the New Frontier Fund through the brokerage firm's account with the applicable Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Funds, the Underwriter nor the Transfer Agent shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Funds and their agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or a Fund fails to follow these established procedures, they may be liable. Each Fund may modify or terminate these telephone privileges at any time. Please note that shares of the iFund are not available through brokerage firms and may only be purchased directly through IPS Funds by visiting the iFund's Web site at www.ipsifund.com.


                               Exchange Privilege


Investors in the Millennium Fund and the New Frontier Fund may exchange their shares for shares of the other Fund. The iFund does not participate in this exchange privilege, and thus, iFund shareholders may not exchange their shares with the other two Funds nor may Millennium and New Frontier shareholders exchange their shares with the iFund. There is no charge for such exchanges. This offer is only good for residents of states in which the shares of the Fund being acquired are registered for sale. Before making an exchange, investors should review a current Prospectus for information on the new fund they are switching to. Don't switch unless you fully understand the differences in the investment objectives and portfolios of the Funds.


You may send an exchange request in writing to the Transfer Agent, signed by each registered owner exactly as the shares are registered. You must get a signature guarantee for any exchange of over $50,000. You can do this at any bank or financial institution. The signature guarantee is used to protect shareholders from the possibility of a fraudulent request. An exchange order must satisfy the requirements for a redemption. (See "Redemption of Shares"). If the exchange request is in proper order, the exchange will be based on the NAVs of the shares involved, determined at the end of the day on which the request is received. Whenever you exchange shares of one Fund for shares of another Fund, the exchange is treated for federal income tax purposes as a sale (unless your account is tax-exempt). Therefore, you will probably have a taxable gain or loss. The Funds may, upon 60 days' notice to shareholders, impose reasonable fees and restrictions on exchange among funds, and modify or terminate the exchange privilege. Except for those limited instances where redemptions of the fund being exchanged are suspended under Section 22(e) of the 1940 Act, or where sales of shares of the Fund you are buying into are temporarily stopped, we will notify you at least 60 days in advance of all such modifications or termination of the exchange privilege.

                           Automatic Monthly Exchange


Shareholders of the Millennium and New Frontier Funds may automatically exchange a fixed dollar amount of their shares for shares of the other Fund on a monthly basis. Please note that the iFund does not participate in this shareholder service. The minimum monthly exchange is $100. This automatic exchange program may be changed by the shareholder at any time by writing the Transfer Agent at least two weeks before the date the change is to be made. You can get more information about this service from the Transfer Agent.


Shares may also be sold through a broker authorized by your Fund to redeem its shares. Such brokers may charge a reasonable fee for their services. Requests for redemption by telephone will not be accepted.

Each registered owner must sign the written redemption request exactly as the shares are registered. You must obtain a signature guarantee for any withdrawal over $50,000, or that is mailed to an address or person different than the address or person on your account statement. You can get a signature guarantee from any bank or financial institution. The signature guarantee is to protect you from fraudulent redemption of your shares.

                             Systematic Withdrawals

You can set up a systematic withdrawal program if your account is worth $10,000 or more. This allows investors to withdraw a fixed sum each month or calendar quarter. The minimum payment to you under the program is $250. Either you or the Fund may terminate the program at any time without charge or penalty. Termination will become effective five business days after receipt of your instructions. Withdrawals under the Systematic Withdrawal Program involve a sale of shares, and may result in a taxable gain or loss. If you withdraw more than the dividends credited to your account, it ultimately may be depleted.

                               Rule 18f-1 Election


Each Fund has made an election with the Securities and Exchange Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectuses under "Valuation of Shares" and a redeeming shareholder would normally incur brokerage expenses if he converted these securities to cash.


                                Retirement Plans


Each Fund offers several tax qualified retirement plans for individuals and employers. The following plans are available: Traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension Plans, 403(b) plans, and 401(K) corporate profit-sharing retirement plans. Contributions to these plans are tax-deductible and earnings are tax-exempt until distributed. Roth IRAs and Coverdell Education Savings Accounts are also available. You should not begin a retirement plan before talking with your financial or tax advisor. To receive all the necessary information on fees, plan agreements and applications, contact the Advisor at 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909 or call 800.249.6927.


                                 Net Asset Value

The Funds' share prices are determined based upon net asset value (NAV). The Funds calculate NAV at approximately 4:00 p.m., Eastern time, each day that the New York Stock Exchange is open for trading. The NAV per share of each Fund is determined by dividing the total value of the applicable Fund's investments and other assets less any liabilities by its number of outstanding shares. See "Valuation of Shares" in the Prospectus.


The net asset value is determined at the close of the New York Stock Exchange each day that the exchange is open. The Exchange is closed on weekends and on New Years Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas each year. Securities traded on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System are valued at the last sale price or the last bid price if there is no sale. Securities or other assets for which quotations are not readily available are valued at fair values determined in good faith in accordance with procedures approved by the Board of Trustees. See "Valuation of Shares" in the Prospectus.


                       Dividends, Distributions and Taxes

The following summary is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Funds or their shareholders. Accordingly, you are urged to consult your tax advisers regarding specific questions as to federal, state and local income taxes.


Each Fund is treated as a separate entity for federal income tax purposes and each Fund intends to elect to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund that so qualifies will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders.


To qualify for special tax treatment afforded investment companies under Subchapter M, each Fund is required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Dividends paid by each Fund from its ordinary income, and distributions of each Fund's net realized short-term capital gains, are taxable to non-tax-exempt investors as ordinary income. Ordinary income dividends may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.

Distributions made from each Fund's net realized long-term capital gains are taxable to shareholders as long-term capital gains regardless of the length of time the shareholder has owned such shares. Each Fund will supply information to its shareholders to determine the appropriate tax-rate group of its long-term capital gain distributions.

Upon redemption of shares of each Fund held by a non-tax-exempt investor, such investor, generally, will realize a capital gain or loss equal to the difference between the redemption price received by the investor and the adjusted basis of the shares redeemed. If the redemption is in-kind, capital gain or loss will be measured by the difference between the fair market value of securities received and the adjusted basis of the shares redeemed. Such capital gain or loss, generally, will constitute a short-term capital gain or loss if the redeemed shares were held for twelve months or less, and long-term capital gain or loss if the redeemed Fund shares were held for more than twelve months. If, however, shares of each Fund were redeemed within six months of their purchase by an investor, and if a capital gain dividend was paid with respect to the applicable Fund's shares while they were held by the investor, then any loss realized by the investor will be treated as long-term capital loss to the extent of the capital gain dividend.


Under certain provisions of the Code, some shareholders may be subject to 30% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number is not on file with the applicable Fund or who, to such Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that he is not otherwise subject to back-up withholding.


Dividends paid by each Fund from its ordinary income and distributions of each Fund's net realized short-term capital gains paid to shareholders who are non-resident aliens will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus any undistributed amount from prior years. Each Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax. If each Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a date in those months, then such dividend or distribution will be treated for tax purposes as being paid on December 31 and will be taxable to shareholders as if received on December 31.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative or administrative action.

Dividends and capital gains distributions may also be subject to state and local taxes.

The federal income tax consequences set forth above do not address any particular tax considerations a shareholder of each Fund might have. Shareholders are urged to consult their tax advisers as to the particular tax consequences of the acquisition, ownership and disposition of shares of each Fund, including the application of state, local and foreign tax laws and possible future changes in federal tax laws. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in each Fund.

                                   Performance


Average Annual Total Return

The average annual total return for each Fund that will be reported by the Trust will be calculated according to the following formula:

                                        P= is a hypothetical initial payment of
                                           $1,000
                                        T = average annual total return
            P(1+T)n = ERV               n = number of years
                                        ERV = ending redeemable value of
                                        hypothetical $1,000 payment made at the
                                        beginning of the 1, 5, or 10 year
                                        periods (or fractional portion thereof)

All total return figures reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and assume that all dividends and distributions are reinvested in the Fund when paid. From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the applicable Fund or considered to be representative of the stock market in general or the fixed income securities market in general. The Funds may use the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Value Line Composite Average, and the NASDAQ Composite Index, as well as other appropriate indexes.

In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the applicable Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's may also be used.


After-Tax Total Return
A Fund may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Fund. A Fund's total return after taxes on distributions shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss realized by the investor upon the sale of Fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

Average Annual Total Returns (after taxes on distributions)
The average annual total return (after taxes on distributions) of each class of shares is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:



                                    P= a hypothetical initial investment of
                                       $1,000
                                    T= average annual total return (after
                                       taxes on distributions)
         P(1+T)n=ATVD               n= number of years
                                    ATVD =ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemptions

Average Annual Total Return (after taxes on distributions and redemptions) The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                    P= a hypothetical initial investment of
                                       $1,000
                                    T= average annual total return (after
                                       taxes on distributions)
         P(1+T)n=ATVDR              n= number of years
                                    ATVDR =ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and redemptions

Cumulative Total Return
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.


The following table provides the average annual rates of return for -40.23% the Millennium Fund from its inception to November 30, 2001:


1 year              (December 1, 2000--November 30, 2001)
5 years             (December 1, 1996--November 30, 2001)    9.57%
Since Inception       (January 3, 1995--November 30, 2001)  14.32%

The following table provides the average annual rates of return (after taxes on distributions) for the Millennium Fund from its inception to November 30, 2001:

1 year              (December 1, 2000--November 30, 2001)   -40.25%
5 years             (December 1, 1996--November 30, 2001)     9.48%
Since Inception       (January 3, 1995--November 30, 2001)   14.17%

The following table provides the average annual rates of return (after taxes on distributions and redemptions) for the Millennium Fund from its inception to November 30, 2001:

1 year              (December 1, 2000--November 30, 2001)   24.49%
5 years             (December 1, 1996--November 30, 2001)    7.88%
Since Inception     (January 3, 1995--November 30, 2001)    12.13%

The following table provides the average annual rates of return for the New Frontier Fund from its inception to November 30, 2001:

1 year              (December 1, 2000-November 30, 2001     -50.41%
Since Inception     (August 3, 1998--November 30, 2001)       -9.45%


The following table provides the average annual rates of return (after taxes on distributions) for the New Frontier Fund from its inception to November 30, 2001:

1 year              (December 1, 2000-November 30, 2001)    -50.41%
Since Inception     (August 3, 1998--November 30, 2001)      -9.57%

The following table provides the average annual rates of return (after taxes on distributions and redemptions) for the New Frontier Fund from its inception to November 30, 2001:

1 year              (December 1, 2000-November 30, 2001)    -30.70%
Since Inception     (August 3, 1998--November 30, 2001)      -7.10%

The following table provides the cumulative rates of return for the iFund from its inception to November 30, 2001:

Since Inception     (December 29, 2000-November 30, 2001)   -40.92%

The following table provides the cumulative rates of return (after taxes on distributions) for the iFund from its inception to November 30, 2001:

Since Inception     (December 29, 2000-November 30, 2001)   -40.92%

The following table provides the cumulative rates of return (after taxes on distributions and redemptions) for the iFund from its inception to November 30, 2001:

Since Inception     (December 29, 2000-November 30, 2001)   -24.92%



                              Financial Statements


The audited financial statements of the Millennium Fund and the New Frontier Fund are incorporated by reference from the Millennium Fund's and the New
Frontier  Fund's  Annual  Reports  to  Shareholders  for the  fiscal  year ended
November 30, 2001. The audited financial statements of the iFund are incorporated by reference from the iFund's Annual Report to Shareholders for the period ended November 30, 2001. Copies are available, without charge, by calling the Funds.





                                   IPS Funds

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Declaration of Trust.

     (i) Copy of Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iii)Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, is hereby incorporated by reference.

     (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(b) Copy of Registrant's By-Laws, as amended, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(c)  Instruments Defining Rights of Security Holders - None.

(d)  Investment Advisory Contracts.

     (i) Copy of Registrant's Management Agreement with its Advisor, IPS Advisory, Inc. regarding the IPS Millennium Fund which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii)Form of Registrant's Management Agreement with IPS Advisory, Inc. regarding the IPS New Frontier Fund which was filed as an exhibit to Registrant's Post Effective Amendment No. 7, is hereby incorporated by reference.

     (iii)Copy of Registrant's Management Agreement with IPS Advisory, Inc. regarding the IPS iFund which was filed as an exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(e) Copy of Registrant's Agreement with the Distributor, Quasar Distributors, LLC, which was filed as an exhibit to Registrant's Post-Effective Amendment No., 15, is hereby incorporated by reference.

(f) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

(g) Copy of Registrant's Agreement with the Custodian, U.S. Bancorp Fund Services, LLC (formerly known as Firstar Mutual Fund Services, LLC) which was filed as an exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(h)  Other Material Contracts.

     (i) Fund Administration Agreement by and between IPS Advisory, Inc. and U.S. Bancorp Fund Services, LLC (formerly known as Firstar Mutual Fund Services, LLC), which was filed as an exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (ii) Transfer Agency Agreement by and between IPS Advisory, Inc. and U.S. Bancorp Fund Services, LLC (formerly known as Firstar Mutual Fund
          Services, LLC), which was filed as an exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (iii)Fund Accounting Agreement by and between IPS Advisory, Inc. and U.S. Bancorp Fund Services, LLC (formerly known as Firstar Mutual Fund Services, LLC) , which was filed as an exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (iv) Account Agreement IPS iFund, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(i) Opinion and Consent of Kilpatrick Stockton LLP which was filed with Registrant's Rule 24f-2 Notice for the fiscal year ended November 30, 1997, is hereby incorporated by reference.

(j)  Consent of Auditors - Filed herewith.

(k)  Financial Statements Omitted from Item 22 - None.

(l) Letters of Initial Stockholders, which were filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)  12b-1 Distribution Expense Plan - None.

(n)  18f-3 Multiple Class Plan - None.

(o)  Reserved.

(p)  Code of Ethics for the  Registrant  and the Advisor,  which was filed as an
     exhibit  to  Registrant's   Post-Effective  Amendment  No.  15,  is  hereby
     incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 25. INDEMNIFICATION

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
     indemnification of officers and Trustees as follows:

     SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Advisor, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such; indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

A. IPS Advisory, Inc. (the "Advisor") is a registered investment advisor. It has engaged in no other business during the past two fiscal years.

B. The following list sets forth the business and other connections of the Directors and officers of the Advisor during the past two years.

     (1) Gregory D'Amico

          (a) President and a Director of IPS Advisory, Inc., 1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909.

          (b)  President,  Chief Financial  Officer,  Treasurer and a Trustee of
               IPS  Funds,   1225  Weisgarber  Road,  Suite  S-380,   Knoxville,
               Tennessee 37909.

          (c)  Formerly  a  registered   representative  of  Securities  Service
               Network, Inc., 10207 Technology Drive, Suite 1, Knoxville, Tennessee 37932.

     (2)  Robert Loest

          (a) Chief Executive Officer and a Director of IPS Advisory, Inc., 1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909.

          (b) Vice President, Secretary and a Trustee of IPS Funds, 1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909.

          (c)  Formerly  a  registered   representative  of  Securities  Service
               Network, Inc., 10207 Technology Drive, Suite 1, Knoxville, Tennessee 37932.

Item 27. Principal Underwriter.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:

---------------------------------------------- -------------------------------------------
            Advisors Series Trust                         Hennessy Funds, Inc.
---------------------------------------------- -------------------------------------------
             AHA Investment Funds                    The Hennessy Mutual Funds, Inc.
---------------------------------------------- -------------------------------------------
             The Arbitrage Funds                             Investec Funds
---------------------------------------------- -------------------------------------------
           Brandes Investment Trust                   Investors Research Fund, Inc.
---------------------------------------------- -------------------------------------------
          Brandywine Blue Fund, Inc.                            IPS Funds
---------------------------------------------- -------------------------------------------
       Builders Fixed Income Fund, Inc.                   Jefferson Group Trust
---------------------------------------------- -------------------------------------------
     Country Asset Allocation Fund, Inc.               The Jensen Portfolio, Inc.
---------------------------------------------- -------------------------------------------
         Country Long-Term Bond Fund                   Kayne Anderson Mutual Funds
---------------------------------------------- -------------------------------------------
          Country Money Marker Fund                     Kit Cole Investment Trust
---------------------------------------------- -------------------------------------------
   Country Short-Term Government Bond Fund             Light Revolution Fund, Inc.
---------------------------------------------- -------------------------------------------
Country Taxable Fixed Income Series Fund, Inc.              The Lindner Funds
---------------------------------------------- -------------------------------------------
      Country Tax Exempt Bond Fund, Inc.               Master's Select Funds Trust
---------------------------------------------- -------------------------------------------
              Cullen Funds Trust                      1-800-MUTUALS Advisor Series
---------------------------------------------- -------------------------------------------
       The Dessauer Global Equity Fund                    PIC Investment Trust
---------------------------------------------- -------------------------------------------
                 Everest Funds                       Professionally Managed Portfolios
---------------------------------------------- -------------------------------------------
          First American Funds, Inc.                      Purisima Funds Trust
---------------------------------------------- -------------------------------------------
  First American Insurance Portfolios, Inc.    Rainier Investment Management Mutual Funds
---------------------------------------------- -------------------------------------------
    First American Investment Funds, Inc.              RNC Mutual Fund Group, Inc.
---------------------------------------------- -------------------------------------------
     First American Strategy Funds, Inc.                    SAMCO Funds, Inc.
---------------------------------------------- -------------------------------------------
               FFTW Funds, Inc.                       TIFF Investment Program, Inc.
---------------------------------------------- -------------------------------------------
       Fleming Mutual Fund Group, Inc.                Trust for Investment Managers
---------------------------------------------- -------------------------------------------
               Glen Rauch Funds                   TT International U.S.A. Master Trust
---------------------------------------------- -------------------------------------------
             Glenmede Fund Group                              Wexford Trust
---------------------------------------------- -------------------------------------------
         Harding, Loevner Funds, Inc.                         Zodiac Trust
---------------------------------------------- -------------------------------------------

(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Quasar Positions and Offices with
Business Address    Distributors, LLC                Registrant

------------------- -------------------------------- ---------------------------
James R. Schoenike  President, Board Member          None
------------------- -------------------------------- ---------------------------
Donna J. Berth      Treasurer                        None
------------------- -------------------------------- ---------------------------
Suzanne E. Riley    Secretary                        None
------------------- -------------------------------- ---------------------------
Joe Redwine         Board Member                     None
------------------- -------------------------------- ---------------------------
Bob Kern            Board Member                     None
------------------- -------------------------------- ---------------------------
Paul Rock           Board Member                     None
------------------- -------------------------------- ---------------------------
Jennie Carlson      Board Member                     None
------------------- -------------------------------- ---------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.

                                      (2)              (3)
                               Net Underwriting  Compensation on       (4)          (5)
             (1)                 Discounts and    Redemption and    Brokerage      Other
Name of Principal Underwriter     Commission       Repurchases     Commissions Compensation
------------------------------ ----------------- --------------- ------------- ----------------
Quasar Distributors, LLC        None             None                None        $25,167



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained according to the following table:

Records Relating to:                          Are located at:
-------------------                           ---------------

Registrant's administrative, accounting,      U.S. Bancorp Fund Services, LLC
and transfer agency services                  615 East Michigan Street
                                              Milwaukee, WI  53202

Registrant's Investment Advisor               IPS Advisory, Inc.
                                              1225 Weisgarber Road, Suite S-380
                                              Knoxville, TN  37909
Registrant's Custodian                        U.S. Bank, N.A.
                                              425 Walnut Street
                                              Cincinnati, OH  54202

ITEM 29. MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

None.

ITEM 30. UNDERTAKINGS

(a)  Not Applicable.

(b) The Registrant hereby undertakes to furnish each person to whom a Prospectuses is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(c) The Registrant hereby undertakes that, within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon such removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

     (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

     (ii)inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such
          Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

     The Registrant also undertakes to promptly call a meeting for the purpose of voting upon the question of the removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Trust.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Knoxville, State of Tennessee, on the 28th day of March, 2002.


                                             IPS FUNDS



                                                  /s/ Gregory D'Amico
                                                  ------------------------------
                                             By:  Gregory D'Amico, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Dated as of the 28th day of March, 2002.


/s/ Gregory D'Amico
----------------------
Gregory D'Amico, President, Chief Financial Officer,
Treasurer and Trustee

/s/ Robert Loest*
----------------------
Robert Loest, Trustee

/s/ Woodrow Henderson*
---------------------------
Woodrow Henderson, Trustee

/s/ Veenita Bisaria*
-------------------------
Veenita Bisaria, Trustee

/s/ Billy Wayne Stegall*
-------------------------
Billy Wayne Stegall, Jr.



  *By:   /s/ Gregory D'Amico
        -----------------------------------
         Gregory D'Amico, Attorney-in-Fact
         Pursuant to the Power of Attorney dated March 29, 1997 as filed with Post-Effective Amendment No. 16 on March 29, 1997.


                                  EXIBIT INDEX


Exhibit                                                              Ehibit No.

Consent of Independent Public Accountants -
McCurdy & Associates CPA's, Inc.                                         Ex-99.j